UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-10045

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2023

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Small-Cap Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
Small-Cap Fund

Calvert
Small-Cap Fund
March 31, 2023
Performance

Portfolio Manager(s) Michael D. McLean, CFA and J. Griffith Noble, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/01/2004	10/01/2004	16.71%	(5.50)%	7.41%	9.81%
Class A with 5.25% Maximum Sales Charge	—	—	10.60	(10.45)	6.25	9.22
Class C at NAV	04/01/2005	10/01/2004	16.29	(6.21)	6.61	9.15
Class C with 1% Maximum Deferred Sales Charge	—	—	15.29	(7.13)	6.61	9.15
Class I at NAV	04/29/2005	10/01/2004	16.85	(5.28)	7.70	10.24
Class R6 at NAV	02/01/2019	10/01/2004	16.95	(5.16)	7.77	10.27

Russell 2000® Index	—	—	9.14%	(11.61)%	4.71%	8.03%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	1.19%	1.94%	0.94%	0.85%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Small-Cap Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Top 10 Holdings (% of net assets)[1]
CBIZ, Inc.	3.0%
Chemed Corp.	3.0
Essential Properties Realty Trust, Inc.	2.6
Dorman Products, Inc.	2.6
ONE Gas, Inc.	2.5
Envista Holdings Corp.	2.3
Addus HomeCare Corp.	2.3
Wyndham Hotels & Resorts, Inc.	2.3
Minerals Technologies, Inc.	2.3
Landstar System, Inc.	2.2
Total	25.1%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Small-Cap Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Small-Cap Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,167.10	$ 6.43	1.19%
Class C	$1,000.00	$1,162.90	$10.46	1.94%
Class I	$1,000.00	$1,168.50	$ 5.08	0.94%
Class R6	$1,000.00	$1,169.50	$ 4.60	0.85%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$ 5.99	1.19%
Class C	$1,000.00	$1,015.26	$ 9.75	1.94%
Class I	$1,000.00	$1,020.24	$ 4.73	0.94%
Class R6	$1,000.00	$1,020.69	$ 4.28	0.85%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
5

Calvert
Small-Cap Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 2.9%
Hexcel Corp.	502,781	$ 34,314,803
Woodward, Inc.	507,335	49,399,209
		$ 83,714,012
Automobile Components — 3.5%
Dana, Inc.	460,777	$ 6,934,694
Dorman Products, Inc.(1)	855,573	73,801,727
Visteon Corp.(1)	134,143	21,037,647
		$ 101,774,068
Automobiles — 0.8%
Harley-Davidson, Inc.	603,296	$ 22,907,149
		$ 22,907,149
Banks — 6.9%
Commerce Bancshares, Inc.	653,083	$ 38,107,393
Community Bank System, Inc.	849,453	44,587,788
Glacier Bancorp, Inc.	538,694	22,630,535
Independent Bank Corp.	396,592	26,024,367
SouthState Corp.	599,122	42,693,434
Stock Yards Bancorp, Inc.	186,831	10,301,861
Wintrust Financial Corp.	203,496	14,845,033
		$ 199,190,411
Building Products — 5.4%
AAON, Inc.	548,189	$ 53,004,395
AZEK Co., Inc. (The)(1)	1,894,443	44,595,188
CSW Industrials, Inc.	313,067	43,494,398
Hayward Holdings, Inc.(1)(2)	1,223,836	14,343,358
		$ 155,437,339
Capital Markets — 2.5%
Cohen & Steers, Inc.	626,382	$ 40,063,393
Stifel Financial Corp.	551,838	32,608,107
		$ 72,671,500
Chemicals — 4.5%
Minerals Technologies, Inc.	1,083,928	$ 65,490,930
Quaker Chemical Corp.	315,415	62,436,399
		$ 127,927,329
Commercial Services & Supplies — 0.7%
Rentokil Initial PLC ADR	566,426	$ 20,680,213
		$ 20,680,213
Security	Shares	Value
Consumer Staples Distribution & Retail — 3.1%
Casey's General Stores, Inc.	63,573	$ 13,761,012
Chefs' Warehouse, Inc. (The)(1)	485,085	16,517,144
Performance Food Group Co.(1)	979,336	59,093,134
		$ 89,371,290
Containers & Packaging — 1.7%
AptarGroup, Inc.	418,608	$ 49,475,280
		$ 49,475,280
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.(1)	579,097	$ 44,584,678
		$ 44,584,678
Diversified REITs — 2.6%
Essential Properties Realty Trust, Inc.	2,996,172	$ 74,454,874
		$ 74,454,874
Electronic Equipment, Instruments & Components — 0.4%
National Instruments Corp.	222,010	$ 11,635,544
		$ 11,635,544
Financial Services — 1.1%
Euronet Worldwide, Inc.(1)	273,138	$ 30,564,142
		$ 30,564,142
Food Products — 1.1%
J&J Snack Foods Corp.	211,111	$ 31,290,872
		$ 31,290,872
Gas Utilities — 2.5%
ONE Gas, Inc.	916,485	$ 72,613,107
		$ 72,613,107
Ground Transportation — 2.2%
Landstar System, Inc.	357,693	$ 64,120,047
		$ 64,120,047
Health Care Equipment & Supplies — 6.9%
Envista Holdings Corp.(1)	1,644,390	$ 67,222,663
ICU Medical, Inc.(1)	142,388	23,488,325
Integra LifeSciences Holdings Corp.(1)	974,062	55,920,899
Neogen Corp.(1)	2,740,000	50,744,800
		$ 197,376,687
Health Care Providers & Services — 11.7%
Addus HomeCare Corp.(1)	621,581	$ 66,359,988

6
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Agiliti, Inc.(1)(2)	2,683,891	$ 42,888,578
Chemed Corp.	158,543	85,256,498
Premier, Inc., Class A	1,175,994	38,066,926
R1 RCM, Inc.(1)(2)	3,465,957	51,989,355
US Physical Therapy, Inc.	537,096	52,587,069
		$ 337,148,414
Hotels, Restaurants & Leisure — 4.2%
Papa John's International, Inc.	286,210	$ 21,445,715
Planet Fitness, Inc., Class A(1)	211,667	16,440,176
Texas Roadhouse, Inc.	154,428	16,687,490
Wyndham Hotels & Resorts, Inc.	967,942	65,674,865
		$ 120,248,246
Industrial REITs — 4.2%
EastGroup Properties, Inc.	314,860	$ 52,052,655
Rexford Industrial Realty, Inc.	478,606	28,548,848
Terreno Realty Corp.	623,043	40,248,578
		$ 120,850,081
Insurance — 7.4%
RLI Corp.	359,578	$ 47,791,512
Ryan Specialty Holdings, Inc.(1)(2)	1,043,127	41,975,430
Selective Insurance Group, Inc.	656,420	62,576,519
White Mountains Insurance Group, Ltd.	43,827	60,371,254
		$ 212,714,715
Interactive Media & Services — 0.5%
CarGurus, Inc.(1)	840,491	$ 15,700,372
		$ 15,700,372
Leisure Products — 1.0%
Brunswick Corp.	357,972	$ 29,353,704
		$ 29,353,704
Machinery — 1.7%
Middleby Corp. (The)(1)	323,203	$ 47,384,792
		$ 47,384,792
Professional Services — 3.0%
CBIZ, Inc.(1)	1,752,752	$ 86,743,696
		$ 86,743,696
Retail REITs — 1.2%
NETSTREIT Corp.	1,860,229	$ 34,004,986
		$ 34,004,986
Security	Shares	Value
Software — 7.8%
Altair Engineering, Inc., Class A(1)	622,803	$ 44,910,324
Clearwater Analytics Holdings, Inc., Class A(1)	1,762,046	28,122,254
Envestnet, Inc.(1)	962,380	56,462,835
Progress Software Corp.	653,639	37,551,561
SPS Commerce, Inc.(1)	379,717	57,830,899
		$ 224,877,873
Specialized REITs — 1.6%
CubeSmart	997,736	$ 46,115,358
		$ 46,115,358
Specialty Retail — 0.5%
RH (1)	58,410	$ 14,225,756
		$ 14,225,756
Trading Companies & Distributors — 2.1%
Core & Main, Inc., Class A(1)(2)	2,163,773	$ 49,983,156
Herc Holdings, Inc.	95,682	10,898,180
		$ 60,881,336
Total Common Stocks (identified cost $2,493,533,467)		$2,800,037,871

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$2,520	$ 2,415,546
Total High Social Impact Investments (identified cost $2,520,000)		$ 2,415,546

7
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.0%
Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(5)	57,175,901	$ 57,175,901
Total Affiliated Fund (identified cost $57,175,901)		$ 57,175,901
Securities Lending Collateral — 0.0%(6)
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	900,050	$ 900,050
Total Securities Lending Collateral (identified cost $900,050)		$ 900,050
Total Short-Term Investments (identified cost $58,075,951)		$ 58,075,951
Total Investments — 99.4% (identified cost $2,554,129,418)		$2,860,529,368
Other Assets, Less Liabilities — 0.6%		$ 16,043,223
Net Assets — 100.0%		$2,876,572,591

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $11,355,111.
(3)	May be deemed to be an affiliated company (see Note 7).
(4)	Restricted security. Total market value of restricted securities amounts to $2,415,546, which represents 0.1% of the net assets of the Fund as of March 31, 2023.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(6)	Amount is less than 0.05%.
(7)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,520,000

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
8
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,494,433,517) - including $11,355,111 of securities on loan	$ 2,800,937,921
Investments in securities of affiliated issuers, at value (identified cost $59,695,901)	59,591,447
Cash	144
Receivable for investments sold	3,186,033
Receivable for capital shares sold	19,073,582
Dividends receivable	3,132,946
Dividends and interest receivable - affiliated	287,419
Securities lending income receivable	1,544
Directors' deferred compensation plan	222,753
Total assets	$2,886,433,789
Liabilities
Payable for investments purchased	$ 1,079,040
Payable for capital shares redeemed	5,019,486
Deposits for securities loaned	900,050
Payable to affiliates:
Investment advisory fee	1,605,684
Administrative fee	285,207
Distribution and service fees	85,724
Sub-transfer agency fee	8,407
Directors' deferred compensation plan	222,753
Accrued expenses	654,847
Total liabilities	$ 9,861,198
Net Assets	$2,876,572,591
Sources of Net Assets
Paid-in capital	$ 2,602,872,137
Distributable earnings	273,700,454
Net Assets	$2,876,572,591
Class A Shares
Net Assets	$ 282,077,269
Shares Outstanding	9,669,522
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 29.17
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 30.79
Class C Shares
Net Assets	$ 31,317,044
Shares Outstanding	1,306,606
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 23.97
Class I Shares
Net Assets	$ 2,221,701,189
Shares Outstanding	69,570,523
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 31.93
9
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class R6 Shares
Net Assets	$ 341,477,089
Shares Outstanding	10,692,257
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 31.94

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income	$ 18,833,897
Dividend income - affiliated issuers	1,037,824
Interest income - affiliated issuers	18,900
Securities lending income, net	48,708
Total investment income	$ 19,939,329
Expenses
Investment advisory fee	$ 9,169,970
Administrative fee	1,618,230
Distribution and service fees:
Class A	348,684
Class C	148,561
Directors' fees and expenses	91,376
Custodian fees	22,088
Transfer agency fees and expenses	1,109,691
Accounting fees	245,290
Professional fees	54,319
Registration fees	73,777
Reports to shareholders	134,377
Miscellaneous	43,055
Total expenses	$ 13,059,418
Waiver and/or reimbursement of expenses by affiliate	$ (42,776)
Net expenses	$ 13,016,642
Net investment income	$ 6,922,687
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (26,998,161)
Net realized loss	$ (26,998,161)
Change in unrealized appreciation (depreciation):
Investment securities	$ 423,526,515
Investment securities - affiliated issuers	75,071
Net change in unrealized appreciation (depreciation)	$423,601,586
Net realized and unrealized gain	$396,603,425
Net increase in net assets from operations	$403,526,112
11
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,922,687	$ 3,091,563
Net realized gain (loss)	(26,998,161)	51,032,027
Net change in unrealized appreciation (depreciation)	423,601,586	(589,702,568)
Net increase (decrease) in net assets from operations	$ 403,526,112	$ (535,578,978)
Distributions to shareholders:
Class A	$ (3,864,685)	$ (21,285,960)
Class C	(489,958)	(2,622,244)
Class I	(29,265,276)	(169,776,999)
Class R6	(4,796,514)	(6,322,583)
Total distributions to shareholders	$ (38,416,433)	$ (200,007,786)
Capital share transactions:
Class A	$ 2,956,706	$ 26,725,533
Class C	1,061,932	2,508,514
Class I	83,187,723	47,837,245
Class R6	14,943,189	263,403,378
Net increase in net assets from capital share transactions	$ 102,149,550	$ 340,474,670
Net increase (decrease) in net assets	$ 467,259,229	$ (395,112,094)
Net Assets
At beginning of period	$ 2,409,313,362	$ 2,804,425,456
At end of period	$2,876,572,591	$2,409,313,362
12
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 25.35	$ 33.14	$ 23.94	$ 25.35	$ 26.61	$ 25.70
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.04	$ (0.04)	$ (0.07)	$ (0.01)	$ 0.02	$ (0.04)
Net realized and unrealized gain (loss)	4.17	(5.34)	9.27	(1.08)	(0.04) (2)	4.34
Total income (loss) from operations	$ 4.21	$ (5.38)	$ 9.20	$ (1.09)	$ (0.02)	$ 4.30
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ —	$ —(3)
From net realized gain	(0.39)	(2.41)	—	(0.32)	(1.24)	(3.39)
Total distributions	$ (0.39)	$ (2.41)	$ —	$ (0.32)	$ (1.24)	$ (3.39)
Net asset value — End of period	$ 29.17	$ 25.35	$ 33.14	$ 23.94	$ 25.35	$ 26.61
Total Return(4)	16.71% (5)	(17.82)%	38.43%	(4.38)%	0.61%	18.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$282,077	$241,335	$288,922	$185,777	$172,277	$158,921
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.19% (7)	1.19%	1.19%	1.22%	1.25%	1.28%
Net expenses	1.19% (7)(8)	1.19% (8)	1.19%	1.21%	1.23%	1.28%
Net investment income (loss)	0.29% (7)	(0.12)%	(0.21)%	(0.03)%	0.07%	(0.17)%
Portfolio Turnover	26% (5)	42%	53%	44%	45%	51%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
13
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 20.97	$ 27.84	$ 20.27	$ 21.63	$ 22.90	$ 22.58
Income (Loss) From Operations
Net investment loss(1)	$ (0.05)	$ (0.22)	$ (0.26)	$ (0.16)	$ (0.14)	$ (0.20)
Net realized and unrealized gain (loss)	3.44	(4.41)	7.83	(0.92)	(0.04) (2)	3.77
Total income (loss) from operations	$ 3.39	$ (4.63)	$ 7.57	$ (1.08)	$ (0.18)	$ 3.57
Less Distributions
From net realized gain	$ (0.39)	$ (2.24)	$ —	$ (0.28)	$ (1.09)	$ (3.25)
Total distributions	$ (0.39)	$ (2.24)	$ —	$ (0.28)	$ (1.09)	$ (3.25)
Net asset value — End of period	$ 23.97	$ 20.97	$ 27.84	$ 20.27	$ 21.63	$ 22.90
Total Return(3)	16.29% (4)	(18.42)%	37.35%	(5.10)%	(0.12)%	17.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,317	$26,452	$32,596	$16,992	$14,775	$18,945
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.94% (6)	1.94%	1.94%	1.97%	2.01%	2.03%
Net expenses	1.94% (6)(7)	1.94% (7)	1.94%	1.96%	1.99%	2.03%
Net investment loss	(0.46)% (6)	(0.87)%	(0.97)%	(0.78)%	(0.68)%	(0.91)%
Portfolio Turnover	26% (4)	42%	53%	44%	45%	51%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
14
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 27.73	$ 36.02	$ 26.00	$ 27.49	$ 28.73	$ 27.51
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.04	$ 0.01	$ 0.06	$ 0.09	$ 0.05
Net realized and unrealized gain (loss)	4.56	(5.85)	10.05	(1.17)	(0.02) (2)	4.67
Total income (loss) from operations	$ 4.64	$ (5.81)	$ 10.06	$ (1.11)	$ 0.07	$ 4.72
Less Distributions
From net investment income	$ (0.05)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.06)	$ (0.08)
From net realized gain	(0.39)	(2.45)	—	(0.33)	(1.25)	(3.42)
Total distributions	$ (0.44)	$ (2.48)	$ (0.04)	$ (0.38)	$ (1.31)	$ (3.50)
Net asset value — End of period	$ 31.93	$ 27.73	$ 36.02	$ 26.00	$ 27.49	$ 28.73
Total Return(3)	16.85% (4)	(17.61)%	38.73%	(4.12)%	0.92%	18.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,221,701	$1,858,334	$2,398,219	$1,211,029	$461,237	$257,089
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.94% (6)	0.94%	0.94%	0.97%	1.00%	1.04%
Net expenses	0.94% (6)(7)	0.94% (7)	0.94%	0.96%	0.95%	0.92%
Net investment income	0.54% (6)	0.13%	0.03%	0.22%	0.34%	0.19%
Portfolio Turnover	26% (4)	42%	53%	44%	45%	51%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
15
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2019(1)
		2022	2021	2020
Net asset value — Beginning of period	$ 27.75	$ 36.05	$ 26.01	$ 27.50	$ 24.93
Income (Loss) From Operations
Net investment income(2)	$ 0.10	$ 0.08	$ 0.04	$ 0.07	$ 0.07
Net realized and unrealized gain (loss)	4.57	(5.87)	10.05	(1.16)	2.50
Total income (loss) from operations	$ 4.67	$ (5.79)	$ 10.09	$ (1.09)	$ 2.57
Less Distributions
From net investment income	$ (0.09)	$ (0.06)	$ (0.05)	$ (0.07)	$ —
From net realized gain	(0.39)	(2.45)	—	(0.33)	—
Total distributions	$ (0.48)	$ (2.51)	$ (0.05)	$ (0.40)	$ —
Net asset value — End of period	$ 31.94	$ 27.75	$ 36.05	$ 26.01	$ 27.50
Total Return(3)	16.95% (4)	(17.56)%	38.83%	(4.07)%	10.31% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$341,477	$283,192	$84,689	$44,012	$34,782
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.85% (6)	0.85%	0.86%	0.91%	0.93% (6)
Net expenses	0.85% (6)(7)	0.85% (7)	0.86%	0.90%	0.90% (6)
Net investment income	0.62% (6)	0.26%	0.11%	0.28%	0.37% (6)
Portfolio Turnover	26% (4)	42%	53%	44%	45% (8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(8)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Small-Cap Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland business corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors.  Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
17

Calvert
Small-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,800,037,871(1)	$ —	$ —	$ 2,800,037,871
High Social Impact Investments	—	2,415,546	—	2,415,546
Short-Term Investments:
Affiliated Fund	57,175,901	—	—	57,175,901
Securities Lending Collateral	900,050	—	—	900,050
Total Investments	$2,858,113,822	$2,415,546	$ —	$2,860,529,368

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
18

Calvert
Small-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.68% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $9,169,970.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $42,776 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 0.90% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, no expenses were waived or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $1,618,230.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $348,684 and $148,561 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $13,478 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Fund was also informed that EVD received $486 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023 in the amount of $2,199.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $55,681 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $730,051,834 and $704,687,801, respectively.
19

Calvert
Small-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,562,333,253
Gross unrealized appreciation	$ 374,807,124
Gross unrealized depreciation	(76,611,009)
Net unrealized appreciation	$ 298,196,115
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan was $11,355,111 and the total value of collateral received was $11,519,495, comprised of cash of $900,050 and U.S. government and/or agencies securities of $10,619,445.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$900,050	$ —	$ —	$ —	$900,050
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2023.
20

Calvert
Small-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2023, the value of the Fund’s investment in the Notes and in funds that may be deemed to be affiliated was $59,591,447, which represents 2.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$2,340,475	$ —	$ —	$ —	$ 75,071	$ 2,415,546	$ 18,900	$ 2,520,000
Short-Term Investments
Liquidity Fund	1,117,065	462,214,542	(406,155,706)	—	—	57,175,901	1,037,824	57,175,901
Total				$ —	$75,071	$59,591,447	$1,056,724

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,183,161	$ 32,613,183	1,857,494	$ 57,283,312
Reinvestment of distributions	131,737	3,617,505	619,975	20,093,380
Shares redeemed	(1,166,332)	(33,273,982)	(1,675,490)	(50,651,159)
Net increase	148,566	$ 2,956,706	801,979	$ 26,725,533
Class C
Shares sold	132,948	$ 3,126,566	252,638	$ 6,422,080
Reinvestment of distributions	19,293	436,217	83,591	2,255,294
Shares redeemed	(107,228)	(2,500,851)	(245,363)	(6,168,860)
Net increase	45,013	$ 1,061,932	90,866	$ 2,508,514
Class I
Shares sold	13,055,525	$ 407,925,170	29,458,847	$ 973,920,528
Reinvestment of distributions	847,259	25,451,669	4,002,933	141,663,794
Shares redeemed	(11,349,819)	(350,189,116)	(33,018,459)	(1,067,747,077)
Net increase	2,552,965	$ 83,187,723	443,321	$ 47,837,245
21

Calvert
Small-Cap Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class R6
Shares sold	1,315,581	$ 40,767,790	9,689,995	$ 323,085,253
Reinvestment of distributions	154,735	4,646,694	139,405	4,933,560
Shares redeemed	(981,593)	(30,471,295)	(1,974,898)	(64,615,435)
Net increase	488,723	$ 14,943,189	7,854,502	$ 263,403,378
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
22

Calvert
Small-Cap Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
23

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

24

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
25

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24198     3.31.23

Calvert
Global Energy Solutions Fund
Global Water Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
Global Energy Solutions Fund
Global Water Fund

Calvert
Global Energy Solutions Fund
March 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	20.65%	(4.37)%	11.06%	7.56%
Class A with 5.25% Maximum Sales Charge	—	—	14.28	(9.40)	9.88	6.97
Class C at NAV	07/31/2007	05/31/2007	20.22	(5.09)	10.22	6.85
Class C with 1% Maximum Deferred Sales Charge	—	—	19.22	(6.04)	10.22	6.85
Class I at NAV	05/31/2007	05/31/2007	20.86	(4.09)	11.36	7.93

MSCI ACWI Index	—	—	17.78%	(7.44)%	6.92%	8.05%
Calvert Global Energy Research Spliced Benchmark	—	—	20.77	(3.66)	12.48	12.22
Calvert Global Energy Research Index	—	—	20.77	(3.66)	12.48	—
Alerian Global Alternative Energy Index	—	—	14.50	(6.52)	23.03	16.71

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.40%	2.15%	1.15%
Net	1.24	1.99	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Global Energy Solutions Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)1

Top 10 Holdings (% of net assets)[1]
First Solar, Inc.	1.3%
ON Semiconductor Corp.	1.2
LG Chem, Ltd.	1.2
Delta Electronics, Inc.	1.1
Enphase Energy, Inc.	1.1
Universal Display Corp.	1.0
SMA Solar Technology AG	1.0
Xinyi Solar Holdings, Ltd.	1.0
SolarEdge Technologies, Inc.	1.0
Umicore S.A.	0.9
Total	10.8%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
Global Water Fund
March 31, 2023
Performance

Portfolio Manager(s) Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2008	09/30/2008	21.51%	(3.25)%	6.84%	6.14%
Class A with 5.25% Maximum Sales Charge	—	—	15.10	(8.34)	5.70	5.57
Class C at NAV	09/30/2008	09/30/2008	21.08	(3.96)	6.05	5.51
Class C with 1% Maximum Deferred Sales Charge	—	—	20.08	(4.91)	6.05	5.51
Class I at NAV	01/31/2014	09/30/2008	21.66	(3.00)	7.13	6.49

MSCI ACWI Index	—	—	17.78%	(7.44)%	6.92%	8.05%
Calvert Global Water Research Spliced Benchmark	—	—	21.66	(2.82)	8.16	9.44
Calvert Global Water Research Index	—	—	21.66	(2.82)	8.16	—
S-Network Global Water Index	—	—	22.40	(4.16)	6.40	8.47

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.28%	2.03%	1.03%
Net	1.24	1.99	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Global Water Fund
March 31, 2023
Fund Profile

Sector Allocation (% of net assets)1

Top 10 Holdings (% of net assets)[1]
Ecolab, Inc.	2.2%
Xylem, Inc.	2.0
American Water Works Co., Inc.	1.9
Tetra Tech, Inc.	1.9
Veolia Environnement S.A.	1.9
Pentair PLC	1.8
Evoqua Water Technologies Corp.	1.8
United Utilities Group PLC	1.7
Severn Trent PLC	1.7
Essential Utilities, Inc.	1.7
Total	18.6%

Footnotes:
[1]	Excludes cash and cash equivalents.
5

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
The Calvert Global Energy Research Spliced Benchmark is comprised of the Alerian Global Alternative Energy Index prior to October 4, 2016 and the Calvert Global Energy Research Index thereafter. The Calvert Global Energy Research Index includes companies that manage energy use in a sustainable manner or that are actively engaged in facilitating the transition to a more sustainable economy through the reduction of greenhouse gas emissions and the expanded use of renewable energy sources. The Calvert Global Energy Research Index incepted on July 15, 2016; accordingly, the ten year return is not available. The Alerian Global Alternative Energy Index measures the performance of stocks engaged in the field of alternative energy including solar, bioenergy, wind, hydro, and geothermal power sources.
The Calvert Global Water Research Spliced Benchmark is comprised of the S-Network Global Water Index prior to April 11, 2016 and the Calvert Global Water Research Index thereafter. The Calvert Global Water Research Index includes stocks of companies that manage water use in a sustainable manner or that are actively engaged in expanding access to water, improving water quality, promoting the efficient use of water, or providing solutions that address other global water challenges. The Calvert Global Water Research Index incepted on February 5, 2016; accordingly, the ten year return is not available. The S-Network Global Water Index measures the performance of stocks involved in water infrastructure, including utilities, and water technology development.
Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
For the Calvert Global Water Fund, performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Calvert Global Water Fund is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective October 4, 2016, the Calvert Global Energy Solutions Fund changed its investment objective and principal investment strategies to track the Calvert Global Energy Research Index and implement the Calvert Principles for Responsible Investment. Prior to October 4, 2016, the Fund employed an active management strategy. Performance prior to October 4, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from Alerian Global Alternative Energy Index to Calvert Global Energy Research Index.
Effective April 11, 2016, the Calvert Global Water Fund changed its investment objective and principal investment strategies to track the Calvert Global Water Research Index and implement the Calvert Principles for Responsible Investment. Prior to April 11, 2016, the Fund employed an active management strategy. Performance prior to April 11, 2016 reflects the Fund’s performance under its former investment objective and policies. In connection with such changes, the Fund changed its secondary benchmark from S-Network Global Water Index to Calvert Global Water Research Index.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.

6

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Global Energy Solutions Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,206.50	$ 6.82**	1.24%
Class C	$1,000.00	$1,202.20	$10.93 **	1.99%
Class I	$1,000.00	$1,208.60	$ 5.45**	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$ 6.24**	1.24%
Class C	$1,000.00	$1,015.01	$10.00 **	1.99%
Class I	$1,000.00	$1,020.00	$ 4.99**	0.99%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
7

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Fund Expenses — continued

Calvert Global Water Fund

	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,215.10	$ 6.85**	1.24%
Class C	$1,000.00	$1,210.80	$10.97 **	1.99%
Class I	$1,000.00	$1,216.60	$ 5.47**	0.99%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.75	$ 6.24**	1.24%
Class C	$1,000.00	$1,015.01	$10.00 **	1.99%
Class I	$1,000.00	$1,020.00	$ 4.99**	0.99%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
8

Calvert
Global Energy Solutions Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Austria — 0.7%
Verbund AG	15,325	$ 1,333,010
		$ 1,333,010
Belgium — 0.9%
Umicore S.A.	50,868	$ 1,725,505
		$ 1,725,505
Brazil — 0.6%
Sao Martinho S.A.	198,252	$ 1,056,885
		$ 1,056,885
Canada — 5.6%
Algonquin Power & Utilities Corp.(1)	171,803	$ 1,441,544
Boralex, Inc., Class A(1)	45,604	1,388,535
Brookfield Renewable Partners L.P.	52,034	1,639,591
Canadian Solar, Inc.(1)(2)	36,875	1,467,994
Innergex Renewable Energy, Inc.	106,799	1,160,051
NFI Group, Inc.	101,188	616,187
Northland Power, Inc.	54,982	1,378,313
TransAlta Renewables, Inc.	124,585	1,146,754
		$ 10,238,969
China — 5.0%
BYD Co., Ltd., Class H	41,000	$ 1,206,062
China Everbright Environment Group, Ltd.	2,759,037	1,183,384
NIO, Inc. ADR(2)	110,530	1,161,670
Xinyi Energy Holdings, Ltd.	3,064,000	920,334
Xinyi Solar Holdings, Ltd.	1,536,000	1,841,353
XPENG, Inc. ADR(2)	103,472	1,149,574
Yadea Group Holdings, Ltd.(3)	396,000	1,020,065
Zhuzhou CRRC Times Electric Co., Ltd.	184,300	801,864
		$ 9,284,306
Denmark — 2.8%
Novozymes A/S, Class B	20,706	$ 1,060,212
Orsted A/S(3)	17,020	1,451,260
ROCKWOOL International A/S, Class B	3,856	945,559
Vestas Wind Systems A/S	55,161	1,607,635
		$ 5,064,666
Finland — 0.6%
Neste Oyj	20,870	$ 1,031,059
		$ 1,031,059
France — 4.9%
Alstom S.A.(1)	34,214	$ 931,520
Security	Shares	Value
France (continued)
Cie de Saint-Gobain	18,633	$ 1,059,166
Danone S.A.	17,885	1,112,869
Engie S.A.	69,445	1,098,946
Legrand S.A.	11,799	1,078,102
Neoen S.A.(1)(3)	42,238	1,331,760
Nexans S.A.	10,429	1,039,126
Schneider Electric SE	7,646	1,277,828
		$ 8,929,317
Germany — 9.0%
Bayerische Motoren Werke AG	9,741	$ 1,067,600
Daimler Truck Holding AG(2)	32,062	1,082,061
Deutsche Post AG	23,733	1,111,550
Encavis AG	61,341	1,053,757
Evonik Industries AG	42,381	891,659
Infineon Technologies AG	32,836	1,348,416
Mercedes-Benz Group AG	13,106	1,007,888
Nordex SE(2)	98,327	1,445,181
SGL Carbon SE(1)(2)	107,349	1,060,758
Siemens AG	8,197	1,327,946
Siemens Energy AG(2)	69,558	1,533,856
SMA Solar Technology AG(2)	17,695	1,905,718
VERBIO Vereinigte BioEnergie AG	21,052	988,961
Vitesco Technologies Group AG(2)	11,250	813,515
		$ 16,638,866
Greece — 0.6%
Terna Energy S.A.	51,627	$ 1,099,887
		$ 1,099,887
Ireland — 1.2%
CRH PLC	21,361	$ 1,079,034
Kingspan Group PLC	15,322	1,049,944
		$ 2,128,978
Italy — 2.4%
Enel SpA	179,083	$ 1,092,218
ERG SpA	39,357	1,194,212
Snam SpA	206,003	1,092,235
Terna - Rete Elettrica Nazionale	133,584	1,096,375
		$ 4,475,040
Japan — 5.5%
Azbil Corp.	33,400	$ 914,809
Daikin Industries, Ltd.	6,700	1,202,024
Fuji Electric Co., Ltd.	42,500	1,678,338
GS Yuasa Corp.	56,000	1,011,435
Meidensha Corp.	81,700	1,189,103

9
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	97,400	$ 1,163,943
Nidec Corp.	20,000	1,040,819
West Holdings Corp.(1)	39,200	963,401
Yokogawa Electric Corp.	58,900	959,099
		$ 10,122,971
Netherlands — 1.3%
Alfen NV(1)(2)(3)	17,846	$ 1,422,509
Signify NV(3)	26,144	871,774
		$ 2,294,283
New Zealand — 2.1%
Infratil, Ltd.(1)	232,326	$ 1,338,934
Mercury NZ, Ltd.	311,648	1,232,690
Meridian Energy, Ltd.	387,564	1,275,019
		$ 3,846,643
Norway — 1.1%
Norsk Hydro ASA	138,090	$ 1,030,624
Scatec ASA(3)	150,542	1,004,675
		$ 2,035,299
Singapore — 1.0%
City Developments, Ltd.	176,600	$ 979,945
XP Power, Ltd.	35,645	893,793
		$ 1,873,738
South Korea — 2.9%
LG Chem, Ltd.	3,822	$ 2,099,018
LG Display Co., Ltd.(2)	130,982	1,663,600
SK IE Technology Co., Ltd.(2)(3)	27,574	1,521,479
		$ 5,284,097
Spain — 4.5%
Acciona S.A.	6,841	$ 1,372,574
Atlantica Sustainable Infrastructure PLC	41,682	1,232,120
EDP Renovaveis S.A.	63,684	1,458,741
Ence Energia y Celulosa S.A.	251,135	935,644
Iberdrola S.A.	87,637	1,091,764
Red Electrica Corp. S.A.	60,691	1,067,937
Solaria Energia y Medio Ambiente S.A.(2)	60,783	1,096,442
		$ 8,255,222
Sweden — 2.0%
AddTech AB, Class B	50,438	$ 937,364
Fabege AB	118,642	909,993
Munters Group AB(3)	80,189	740,702
Security	Shares	Value
Sweden (continued)
Nibe Industrier AB, Class B	101,860	$ 1,161,115
		$ 3,749,174
Switzerland — 1.5%
ABB, Ltd.	35,440	$ 1,219,189
Accelleron Industries AG(2)	33,389	790,606
Landis+Gyr Group AG(2)	10,640	818,933
		$ 2,828,728
Taiwan — 4.9%
Chroma ATE, Inc.	167,000	$ 976,448
Delta Electronics, Inc.	204,000	2,024,014
Everlight Electronics Co., Ltd.	538,000	710,084
OptoTech Corp.	531,200	679,183
Simplo Technology Co., Ltd.	147,000	1,466,360
Sino-American Silicon Products, Inc.	295,000	1,518,769
Voltronic Power Technology Corp.	30,000	1,708,310
		$ 9,083,168
Thailand — 1.2%
BCPG PCL, Foreign Shares	3,291,137	$ 959,815
Energy Absolute PCL NVDR	578,100	1,286,125
		$ 2,245,940
United Kingdom — 4.1%
Croda International PLC	12,835	$ 1,031,593
easyJet PLC(2)	171,482	1,095,940
Johnson Matthey PLC	34,862	854,688
Linde PLC	2,899	1,030,421
National Grid PLC	91,947	1,243,767
Smart Metering Systems PLC	130,654	1,198,667
United Utilities Group PLC	81,934	1,072,307
		$ 7,527,383
United States — 33.1%
AAON, Inc.	9,859	$ 953,267
Acuity Brands, Inc.	4,892	893,915
AECOM	11,693	985,954
AES Corp. (The)	40,972	986,606
Alaska Air Group, Inc.(2)	21,112	885,859
Alphabet, Inc., Class A(2)	11,226	1,164,473
Ameresco, Inc., Class A(2)	17,925	882,268
Aptiv PLC(2)	9,673	1,085,214
Arcosa, Inc.	25,431	1,604,950
BorgWarner, Inc.	20,244	994,183
Brookfield Renewable Corp., Class A	46,875	1,638,281
Clearway Energy, Inc., Class C	38,551	1,207,803
Cummins, Inc.	4,140	988,963

10
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Eaton Corp. PLC	6,924	$ 1,186,358
Emerson Electric Co.	14,152	1,233,205
EnerSys	17,474	1,518,141
Enphase Energy, Inc.(2)	9,399	1,976,422
Enviva, Inc.(1)	25,910	748,281
Equinix, Inc.	1,467	1,057,766
FedEx Corp.	4,969	1,135,367
First Solar, Inc.(2)	11,124	2,419,470
General Mills, Inc.	12,716	1,086,709
Gibraltar Industries, Inc.(2)	15,055	730,167
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,007	915,400
International Business Machines Corp.	7,820	1,025,124
Itron, Inc.(2)	15,238	844,947
Johnson Controls International PLC	18,498	1,113,950
Livent Corp.(2)	68,733	1,492,881
Microsoft Corp.	4,067	1,172,516
MYR Group, Inc.(2)	12,116	1,526,737
NextEra Energy Partners, L.P.	20,095	1,220,771
NextEra Energy, Inc.	14,234	1,097,157
ON Semiconductor Corp.(2)	25,997	2,140,073
Ormat Technologies, Inc.	15,178	1,286,639
Owens Corning	10,092	966,814
Power Integrations, Inc.	19,884	1,682,982
Quanta Services, Inc.	6,256	1,042,500
Rockwell Automation, Inc.	3,842	1,127,435
SolarEdge Technologies, Inc.(2)	5,947	1,807,591
Stanley Black & Decker, Inc.	11,795	950,441
SunPower Corp.(1)(2)	73,398	1,015,828
Sunrun, Inc.(2)	54,625	1,100,694
Tesla, Inc.(2)	6,987	1,449,523
TPI Composites, Inc.(2)	103,148	1,346,081
Trane Technologies PLC	6,257	1,151,163
Universal Display Corp.	12,356	1,916,786
Vicor Corp.(2)	28,631	1,343,939
Waste Management, Inc.	6,751	1,101,561
Whirlpool Corp.	7,329	967,575
Willdan Group, Inc.(2)	55,913	873,361
		$ 61,044,091
Total Common Stocks (identified cost $188,087,190)		$183,197,225

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$200	$ 191,710
Total High Social Impact Investments (identified cost $200,000)		$ 191,710

Short-Term Investments — 3.2%

Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	363,567	$ 363,567
Total Affiliated Fund (identified cost $363,567)		$ 363,567

Securities Lending Collateral — 3.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	5,563,893	$ 5,563,893
Total Securities Lending Collateral (identified cost $5,563,893)		$ 5,563,893
Total Short-Term Investments (identified cost $5,927,460)		$ 5,927,460

Total Investments — 102.8% (identified cost $194,214,650)	$ 189,316,395
Other Assets, Less Liabilities — (2.8)%	$ (5,142,404)
Net Assets — 100.0%	$ 184,173,991

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $7,645,227.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $9,364,224 or 5.1% of the Fund's net assets.
(4)	May be deemed to be an affiliated company (see Note 7).

11
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

(5)	Restricted security. Total market value of restricted securities amounts to $191,710, which represents 0.1% of the net assets of the Fund as of March 31, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	35.9%
Utilities	25.0
Information Technology	18.1
Materials	8.0
Consumer Discretionary	6.5
Consumer Staples	1.8
Real Estate	1.6
Energy	1.5
Communication Services	0.6
Financials	0.5
High Social Impact Investments	0.1
Total	99.6%
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$200,000

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited
12
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Australia — 2.5%
Reece, Ltd.(1)	431,084	$ 5,052,229
Reliance Worldwide Corp., Ltd.	3,382,843	8,414,326
		$ 13,466,555
Brazil — 2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	820,482	$ 8,213,025
Cia de Saneamento de Minas Gerais Copasa MG	2,288,792	7,103,295
		$ 15,316,320
Canada — 1.1%
Gildan Activewear, Inc.	88,015	$ 2,924,065
Stantec, Inc.(1)	48,149	2,814,837
		$ 5,738,902
Chile — 1.4%
Aguas Andinas S.A., Class A	27,206,534	$ 7,706,993
		$ 7,706,993
China — 5.0%
Beijing Enterprises Water Group, Ltd.	27,381,452	$ 6,842,053
China Everbright Environment Group, Ltd.	6,919,666	2,967,928
China Lesso Group Holdings, Ltd.	4,068,578	3,635,332
China Water Affairs Group, Ltd.	7,374,421	6,021,321
Guangdong Investment, Ltd.	7,919,427	8,101,364
		$ 27,567,998
Denmark — 0.5%
Novozymes A/S, Class B	57,996	$ 2,969,578
		$ 2,969,578
Finland — 2.1%
Kemira Oyj	427,561	$ 7,532,759
Uponor Oyj(1)	226,830	4,198,841
		$ 11,731,600
France — 4.0%
Accor S.A.(2)	83,965	$ 2,729,792
Eurofins Scientific SE	40,157	2,688,900
L'Oreal S.A.	7,047	3,148,900
LVMH Moet Hennessy Louis Vuitton SE	3,350	3,074,993
Veolia Environnement S.A.	332,628	10,263,961
		$ 21,906,546
Germany — 1.1%
GEA Group AG	63,508	$ 2,897,080
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	38,361	$ 3,001,132
		$ 5,898,212
Italy — 1.6%
ACEA SpA	263,079	$ 3,597,181
Interpump Group SpA(1)	92,305	5,176,295
		$ 8,773,476
Japan — 7.8%
Ebara Corp.	120,056	$ 5,590,337
Hulic Reit, Inc.	2,504	2,826,522
Kurita Water Industries, Ltd.	203,042	9,300,748
Lixil Corp.	574,300	9,479,309
Organo Corp.	280,100	7,657,015
Sekisui Chemical Co., Ltd.	209,200	2,971,153
TOTO, Ltd.	155,100	5,196,426
		$ 43,021,510
Mexico — 0.9%
Orbia Advance Corp. SAB de CV	2,239,300	$ 4,870,043
		$ 4,870,043
Netherlands — 1.4%
Aalberts NV	107,100	$ 5,059,010
Arcadis NV	68,297	2,796,358
		$ 7,855,368
Singapore — 1.0%
CDL Hospitality Trusts(1)	2,971,301	$ 2,662,914
City Developments, Ltd.	489,400	2,715,658
Hyflux, Ltd.(1)(2)(3)	16,595,483	0
		$ 5,378,572
South Korea — 1.1%
Coway Co., Ltd.	69,461	$ 2,803,419
LG Chem, Ltd.	5,455	2,995,851
		$ 5,799,270
Spain — 1.1%
Acciona S.A.	14,841	$ 2,977,690
Iberdrola S.A.	243,277	3,030,696
		$ 6,008,386
Sweden — 0.5%
Fabege AB	331,993	$ 2,546,412
		$ 2,546,412

13
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland — 4.9%
Belimo Holding AG	10,144	$ 4,902,867
Geberit AG	11,176	6,241,204
Georg Fischer AG	78,114	6,079,635
Roche Holding AG PC	9,666	2,761,987
Sika AG	9,955	2,792,332
Sulzer AG	51,758	4,389,338
		$ 27,167,363
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	167,294	$ 2,931,761
		$ 2,931,761
United Kingdom — 8.8%
CNH Industrial NV	173,027	$ 2,642,122
Croda International PLC	35,285	2,835,978
Ferguson PLC	44,214	5,913,623
Genuit Group PLC	1,109,403	3,819,416
Halma PLC	106,996	2,953,782
Mondi PLC	165,799	2,632,392
Pennon Group PLC	791,089	8,547,690
Severn Trent PLC	270,345	9,603,445
United Utilities Group PLC	735,190	9,621,762
		$ 48,570,210
United States — 49.3%
Advanced Drainage Systems, Inc.	60,866	$ 5,125,526
Agilent Technologies, Inc.	19,744	2,731,385
American States Water Co.	90,487	8,043,389
American Water Works Co., Inc.	72,571	10,630,926
Badger Meter, Inc.	73,468	8,949,872
Ball Corp.	49,869	2,748,281
Brookfield Renewable Corp., Class A(1)	100,651	3,517,752
California Water Service Group	141,213	8,218,597
Chemed Corp.	10,594	5,696,923
CMS Energy Corp.	47,535	2,917,698
Core & Main, Inc., Class A(1)(2)	196,964	4,549,868
Cousins Properties, Inc.	114,460	2,447,155
Danaher Corp.	11,324	2,854,101
Ecolab, Inc.	72,649	12,025,589
Energy Recovery, Inc.(2)	345,026	7,952,849
Entegris, Inc.	32,889	2,697,227
Essential Utilities, Inc.	218,912	9,555,509
Evoqua Water Technologies Corp.(2)	195,233	9,706,985
FMC Corp.	21,704	2,650,710
Fortune Brands Innovations, Inc.	89,569	5,260,387
Franklin Electric Co., Inc.	53,143	5,000,756
Gorman-Rupp Co. (The)	143,060	3,576,500
Security	Shares	Value
United States (continued)
Hawkins, Inc.	177,973	$ 7,791,658
IDEXX Laboratories, Inc.(2)	5,923	2,961,974
Ingersoll Rand, Inc.	48,271	2,808,407
Intel Corp.	112,440	3,673,415
Itron, Inc.(2)	50,869	2,820,686
Levi Strauss & Co., Class A	156,250	2,848,438
Lindsay Corp.	30,432	4,599,188
Masco Corp.	110,562	5,497,143
MasterBrand, Inc.(2)	452,201	3,635,696
Middlesex Water Co.	93,820	7,329,218
Minerals Technologies, Inc.	46,142	2,787,900
Mondelez International, Inc., Class A	43,006	2,998,378
Mueller Industries, Inc.	69,526	5,108,770
Mueller Water Products, Inc., Class A	341,715	4,763,507
Nucor Corp.	16,741	2,585,982
Parker-Hannifin Corp.	7,967	2,677,788
Pentair PLC	178,303	9,854,807
Procter & Gamble Co. (The)	20,377	3,029,856
Roper Technologies, Inc.	6,516	2,871,536
SJW Group	99,162	7,549,203
Tetra Tech, Inc.	70,916	10,418,270
Trimble, Inc.(2)	53,844	2,822,502
Valmont Industries, Inc.	17,156	5,477,568
Waters Corp.(2)	9,016	2,791,624
Watts Water Technologies, Inc., Class A	52,761	8,880,732
Xylem, Inc.	104,553	10,946,699
York Water Co. (The)	147,374	6,587,618
Zurn Elkay Water Solutions Corp.	383,012	8,181,136
		$271,157,684
Total Common Stocks (identified cost $432,638,935)		$546,382,759

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$630	$ 603,887
Total High Social Impact Investments (identified cost $630,000)		$ 603,887

14
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 1.8%

Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	715,221	$ 715,221
Total Affiliated Fund (identified cost $715,221)		$ 715,221

Securities Lending Collateral — 1.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	9,227,914	$ 9,227,914
Total Securities Lending Collateral (identified cost $9,227,914)		$ 9,227,914
Total Short-Term Investments (identified cost $9,943,135)		$ 9,943,135

Total Investments — 101.3% (identified cost $443,212,070)	$ 556,929,781
Other Assets, Less Liabilities — (1.3)%	$ (7,384,192)
Net Assets — 100.0%	$ 549,545,589

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $13,789,847.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4)	May be deemed to be an affiliated company (see Note 7).
(5)	Restricted security. Total market value of restricted securities amounts to $603,887, which represents 0.1% of the net assets of the Fund as of March 31, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	43.3%
Utilities	28.4
Materials	10.4
Information Technology	5.4
Health Care	4.1
Consumer Discretionary	3.2
Real Estate	2.4
Consumer Staples	2.2
High Social Impact Investments	0.1
Total	99.5%

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$630,000

Abbreviations:
PC	– Participation Certificate
PFC Shares	– Preference Shares
15
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Statements of Assets and Liabilities (Unaudited)

	March 31, 2023
	Global Energy Solutions Fund	Global Water Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $193,651,083 and $441,866,849, respectively) - including $7,645,227 and $13,789,847, respectively, of securities on loan	$ 188,761,118	$ 555,610,673
Investments in securities of affiliated issuers, at value (identified cost $563,567 and $1,345,221, respectively)	555,277	1,319,108
Cash denominated in foreign currency, at value (cost $67,068 and $238,454, respectively)	67,422	239,740
Receivable for capital shares sold	215,161	248,000
Dividends receivable	298,451	2,043,949
Dividends and interest receivable - affiliated	1,469	6,203
Securities lending income receivable	4,376	3,479
Tax reclaims receivable	163,601	340,379
Receivable from affiliate	40,959	62,280
Directors' deferred compensation plan	40,692	213,666
Total assets	$190,148,526	$560,087,477
Liabilities
Due to custodian	$ 2,444	$ —
Payable for capital shares redeemed	65,535	422,181
Deposits for securities loaned	5,563,893	9,227,914
Payable to affiliates:
Investment advisory fee	114,123	328,560
Administrative fee	18,263	54,527
Distribution and service fees	28,593	67,902
Sub-transfer agency fee	10,889	14,195
Directors' deferred compensation plan	40,692	213,666
Accrued expenses	130,103	212,943
Total liabilities	$ 5,974,535	$ 10,541,888
Net Assets	$184,173,991	$549,545,589
Sources of Net Assets
Paid-in capital	$ 206,575,509	$ 440,278,191
Distributable earnings (Accumulated loss)	(22,401,518)	109,267,398
Net Assets	$184,173,991	$549,545,589
Class A Shares
Net Assets	$ 98,439,207	$ 231,143,964
Shares Outstanding	8,329,456	8,801,319
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.82	$ 26.26
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$ 12.47	$ 27.72
Class C Shares
Net Assets	$ 9,950,350	$ 24,005,828
Shares Outstanding	904,373	995,407
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.00	$ 24.12
16
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Statements of Assets and Liabilities (Unaudited) — continued

March 31, 2023
	Global Energy Solutions Fund	Global Water Fund
Class I Shares
Net Assets	$ 75,784,434	$ 294,395,797
Shares Outstanding	6,305,381	11,133,829
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.02	$ 26.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2023
	Global Energy Solutions Fund	Global Water Fund
Investment Income
Dividend income (net of foreign taxes withheld of $135,607 and $329,405, respectively)	$ 1,358,703	$ 5,036,616
Dividend income - affiliated issuers	4,722	8,495
Interest and other income	5,078	8,706
Interest income - affiliated issuers	1,500	4,725
Securities lending income, net	19,614	14,541
Total investment income	$ 1,389,617	$ 5,073,083
Expenses
Investment advisory fee	$ 665,835	$ 1,896,439
Administrative fee	106,534	314,419
Distribution and service fees:
Class A	116,547	276,323
Class C	46,962	121,772
Directors' fees and expenses	6,149	18,033
Custodian fees	17,510	28,990
Transfer agency fees and expenses	162,156	339,840
Accounting fees	30,470	65,008
Professional fees	20,262	30,716
Registration fees	29,550	33,858
Reports to shareholders	16,626	34,308
Miscellaneous	19,037	20,809
Total expenses	$ 1,237,638	$ 3,180,515
Waiver and/or reimbursement of expenses by affiliate	$ (189,823)	$ (185,298)
Net expenses	$ 1,047,815	$ 2,995,217
Net investment income	$ 341,802	$ 2,077,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 4,783,529	$ 1,248,863
Foreign currency transactions	72,616	91,188
Net realized gain	$ 4,856,145	$ 1,340,051
Change in unrealized appreciation (depreciation):
Investment securities	$ 26,788,269	$ 95,886,369
Investment securities - affiliated issuers	5,958	18,768
Foreign currency	18,143	74,162
Net change in unrealized appreciation (depreciation)	$26,812,370	$95,979,299
Net realized and unrealized gain	$31,668,515	$97,319,350
Net increase in net assets from operations	$32,010,317	$99,397,216
18
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Statements of Changes in Net Assets

	Global Energy Solutions Fund		Global Water Fund
	Six Months Ended March 31,2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31,2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 341,802	$ 1,536,699	$ 2,077,866	$ 5,096,840
Net realized gain	4,856,145	15,265,961	1,340,051	8,296,729
Net change in unrealized appreciation (depreciation)	26,812,370	(65,970,225)	95,979,299	(147,345,197)
Net increase (decrease) in net assets from operations	$ 32,010,317	$ (49,167,565)	$ 99,397,216	$(133,951,628)
Distributions to shareholders:
Class A	$ (595,608)	$ (270,586)	$ (3,151,056)	$ (2,493,300)
Class C	—	—	(165,691)	(110,783)
Class I	(647,981)	(624,496)	(4,669,943)	(3,511,660)
Total distributions to shareholders	$ (1,243,589)	$ (895,082)	$ (7,986,690)	$ (6,115,743)
Capital share transactions:
Class A	$ 2,666,781	$ 3,598,277	$ (3,821,915)	$ 9,262,072
Class C	(30,277)	(173,839)	(3,740,044)	(10,578,890)
Class I	(5,722,687)	(22,286,670)	893,401	42,992,587
Net increase (decrease) in net assets from capital share transactions	$ (3,086,183)	$ (18,862,232)	$ (6,668,558)	$ 41,675,769
Net increase (decrease) in net assets	$ 27,680,545	$ (68,924,879)	$ 84,741,968	$ (98,391,602)
Net Assets
At beginning of period	$ 156,493,446	$ 225,418,325	$ 464,803,621	$ 563,195,223
At end of period	$184,173,991	$156,493,446	$549,545,589	$ 464,803,621
19
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2023
Financial Highlights

	Global Energy Solutions Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.86	$ 12.79	$ 9.54	$ 7.08	$ 6.95	$ 7.23
Income (Loss) From Operations
Net investment income(1)	$ 0.02	$ 0.08	$ 0.06	$ 0.06	$ 0.08	$ 0.10
Net realized and unrealized gain (loss)	2.01	(2.98)	3.27	2.48	0.15	(0.29)
Total income (loss) from operations	$ 2.03	$ (2.90)	$ 3.33	$ 2.54	$ 0.23	$ (0.19)
Less Distributions
From net investment income	$ (0.07)	$ (0.03)	$ (0.08)	$ (0.08)	$ (0.10)	$ (0.09)
Total distributions	$ (0.07)	$ (0.03)	$ (0.08)	$ (0.08)	$ (0.10)	$ (0.09)
Net asset value — End of period	$ 11.82	$ 9.86	$ 12.79	$ 9.54	$ 7.08	$ 6.95
Total Return(2)	20.65% (3)	(22.71)%	35.00%	36.12%	3.60%	(2.73)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,439	$79,841	$100,038	$62,428	$47,596	$51,502
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.46% (5)	1.40%	1.42%	1.54%	1.72%	1.69%
Net expenses	1.24% (5)(6)	1.24% (6)	1.24%	1.24%	1.26%	1.28%
Net investment income	0.33% (5)	0.65%	0.48%	0.76%	1.27%	1.34%
Portfolio Turnover	17% (3)	43%	50%	45%	40%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
20
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2023
Financial Highlights — continued

	Global Energy Solutions Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.15	$ 11.93	$ 8.92	$ 6.63	$ 6.50	$ 6.76
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.00)(2)	$ 0.02	$ 0.04
Net realized and unrealized gain (loss)	1.87	(2.77)	3.06	2.32	0.16	(0.26)
Total income (loss) from operations	$ 1.85	$ (2.78)	$ 3.03	$ 2.32	$ 0.18	$ (0.22)
Less Distributions
From net investment income	$ —	$ —	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.04)
Total distributions	$ —	$ —	$ (0.02)	$ (0.03)	$ (0.05)	$ (0.04)
Net asset value — End of period	$11.00	$ 9.15	$ 11.93	$ 8.92	$ 6.63	$ 6.50
Total Return(3)	20.22% (4)	(23.30)%	33.93%	35.03%	2.85%	(3.31)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 9,950	$ 8,304	$11,009	$ 7,841	$6,752	$9,996
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.21% (6)	2.16%	2.17%	2.29%	2.48%	2.44%
Net expenses	1.99% (6)(7)	1.99% (7)	1.99%	1.99%	2.01%	2.03%
Net investment income (loss)	(0.43)% (6)	(0.11)%	(0.27)%	(0.01)%	0.38%	0.59%
Portfolio Turnover	17% (4)	43%	50%	45%	40%	38%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
21
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2023
Financial Highlights — continued

	Global Energy Solutions Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.03	$ 13.01	$ 9.70	$ 7.20	$ 7.07	$ 7.34
Income (Loss) From Operations
Net investment income(1)	$ 0.03	$ 0.11	$ 0.10	$ 0.08	$ 0.11	$ 0.15
Net realized and unrealized gain (loss)	2.05	(3.02)	3.31	2.52	0.14	(0.31)
Total income (loss) from operations	$ 2.08	$ (2.91)	$ 3.41	$ 2.60	$ 0.25	$ (0.16)
Less Distributions
From net investment income	$ (0.09)	$ (0.07)	$ (0.10)	$ (0.10)	$ (0.12)	$ (0.11)
Total distributions	$ (0.09)	$ (0.07)	$ (0.10)	$ (0.10)	$ (0.12)	$ (0.11)
Net asset value — End of period	$ 12.02	$ 10.03	$ 13.01	$ 9.70	$ 7.20	$ 7.07
Total Return(2)	20.86% (3)	(22.52)%	35.28%	36.40%	3.89%	(2.33)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,784	$68,349	$114,371	$45,676	$23,867	$19,178
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.21% (5)	1.15%	1.17%	1.29%	1.47%	1.43%
Net expenses	0.99% (5)(6)	0.99% (6)	0.99%	0.99%	0.98%	0.93%
Net investment income	0.56% (5)	0.88%	0.80%	1.08%	1.60%	2.00%
Portfolio Turnover	17% (3)	43%	50%	45%	40%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
22
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2023
Financial Highlights

	Global Water Fund — Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 21.93	$ 28.61	$ 21.67	$ 20.70	$ 20.00	$ 19.92
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.22	$ 0.33	$ 0.14	$ 0.23	$ 0.23
Net realized and unrealized gain (loss)	4.60	(6.62)	6.80	1.02	0.70	0.04
Total income (loss) from operations	$ 4.69	$ (6.40)	$ 7.13	$ 1.16	$ 0.93	$ 0.27
Less Distributions
From net investment income	$ (0.20)	$ (0.28)	$ (0.19)	$ (0.19)	$ (0.23)	$ (0.19)
From net realized gain	(0.16)	—	—	—	—	—
Total distributions	$ (0.36)	$ (0.28)	$ (0.19)	$ (0.19)	$ (0.23)	$ (0.19)
Net asset value — End of period	$ 26.26	$ 21.93	$ 28.61	$ 21.67	$ 20.70	$ 20.00
Total Return(2)	21.51% (3)	(22.62)%	33.05%	5.57%	4.86%	1.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$231,144	$196,323	$246,978	$180,956	$181,139	$201,243
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.31% (5)	1.28%	1.29%	1.34%	1.38%	1.39%
Net expenses	1.24% (5)(6)	1.24% (6)	1.24%	1.24%	1.25%	1.28%
Net investment income	0.69% (5)	0.83%	1.21%	0.70%	1.17%	1.14%
Portfolio Turnover	20% (3)	25%	27%	35%	28%	40%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
23
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2023
Financial Highlights — continued

	Global Water Fund — Class C
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 20.06	$ 26.19	$ 19.84	$ 18.98	$ 18.32	$ 18.28
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.01)	$ 0.00(2)	$ 0.10	$ (0.02)	$ 0.08	$ 0.07
Net realized and unrealized gain (loss)	4.23	(6.06)	6.26	0.92	0.66	0.03
Total income (loss) from operations	$ 4.22	$ (6.06)	$ 6.36	$ 0.90	$ 0.74	$ 0.10
Less Distributions
From net investment income	$ —	$ (0.07)	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.06)
From net realized gain	(0.16)	—	—	—	—	—
Total distributions	$ (0.16)	$ (0.07)	$ (0.01)	$ (0.04)	$ (0.08)	$ (0.06)
Net asset value — End of period	$ 24.12	$ 20.06	$ 26.19	$ 19.84	$ 18.98	$ 18.32
Total Return(3)	21.08% (4)	(23.20)%	32.05%	4.75%	4.08%	0.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,006	$23,291	$41,631	$39,358	$50,369	$58,455
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.06% (6)	2.03%	2.04%	2.09%	2.13%	2.14%
Net expenses	1.99% (6)(7)	1.99% (7)	1.99%	1.99%	2.01%	2.03%
Net investment income (loss)	(0.08)% (6)	0.02%	0.42%	(0.08)%	0.43%	0.40%
Portfolio Turnover	20% (4)	25%	27%	35%	28%	40%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
24
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2023
Financial Highlights — continued

	Global Water Fund — Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 22.11	$ 28.84	$ 21.83	$ 20.85	$ 20.15	$ 20.08
Income (Loss) From Operations
Net investment income(1)	$ 0.12	$ 0.30	$ 0.40	$ 0.20	$ 0.29	$ 0.36
Net realized and unrealized gain (loss)	4.64	(6.68)	6.86	1.02	0.70	(0.02)
Total income (loss) from operations	$ 4.76	$ (6.38)	$ 7.26	$ 1.22	$ 0.99	$ 0.34
Less Distributions
From net investment income	$ (0.27)	$ (0.35)	$ (0.25)	$ (0.24)	$ (0.29)	$ (0.27)
From net realized gain	(0.16)	—	—	—	—	—
Total distributions	$ (0.43)	$ (0.35)	$ (0.25)	$ (0.24)	$ (0.29)	$ (0.27)
Net asset value — End of period	$ 26.44	$ 22.11	$ 28.84	$ 21.83	$ 20.85	$ 20.15
Total Return(2)	21.66% (3)	(22.44)%	33.41%	5.83%	5.18%	1.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$294,396	$245,189	$274,586	$189,141	$179,839	$170,996
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.06% (5)	1.03%	1.04%	1.09%	1.13%	1.14%
Net expenses	0.99% (5)(6)	0.99% (6)	0.99%	0.99%	0.97%	0.93%
Net investment income	0.95% (5)	1.11%	1.47%	0.97%	1.48%	1.78%
Portfolio Turnover	20% (3)	25%	27%	35%	28%	40%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
25
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Energy Solutions Fund (Global Energy Solutions) and Calvert Global Water Fund (Global Water) (each a Fund and collectively, the Funds) are diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions industry. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water invests in equity securities of U.S. and non-U.S. companies whose main business is in the water industry, or that are significantly involved in water-related services or technologies.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds' Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
26

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2023, based on the inputs used to value them:
Global Energy Solutions
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$ 1,333,010	$ —	$ 1,333,010
Belgium	—	1,725,505	—	1,725,505
Brazil	1,056,885	—	—	1,056,885
Canada	10,238,969	—	—	10,238,969
China	2,311,244	6,973,062	—	9,284,306
Denmark	—	5,064,666	—	5,064,666
Finland	—	1,031,059	—	1,031,059
France	—	8,929,317	—	8,929,317
Germany	—	16,638,866	—	16,638,866
Greece	—	1,099,887	—	1,099,887
Ireland	—	2,128,978	—	2,128,978
Italy	—	4,475,040	—	4,475,040
Japan	—	10,122,971	—	10,122,971
Netherlands	—	2,294,283	—	2,294,283
New Zealand	—	3,846,643	—	3,846,643
Norway	—	2,035,299	—	2,035,299
Singapore	—	1,873,738	—	1,873,738
South Korea	—	5,284,097	—	5,284,097
Spain	1,232,120	7,023,102	—	8,255,222
Sweden	—	3,749,174	—	3,749,174
Switzerland	—	2,828,728	—	2,828,728
Taiwan	—	9,083,168	—	9,083,168
Thailand	—	2,245,940	—	2,245,940
United Kingdom	1,030,421	6,496,962	—	7,527,383
United States	61,044,091	—	—	61,044,091
Total Common Stocks	$76,913,730	$106,283,495 (1)	$ —	$183,197,225
High Social Impact Investments	$ —	$ 191,710	$ —	$ 191,710
Short-Term Investments:
Affiliated Fund	363,567	—	—	363,567
27

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Global Energy Solutions — continued
Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 5,563,893	$ —	$ —	$ 5,563,893
Total Investments	$82,841,190	$106,475,205	$ —	$189,316,395

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Global Water
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$ 13,466,555	$ —	$ 13,466,555
Brazil	15,316,320	—	—	15,316,320
Canada	5,738,902	—	—	5,738,902
Chile	—	7,706,993	—	7,706,993
China	—	27,567,998	—	27,567,998
Denmark	—	2,969,578	—	2,969,578
Finland	—	11,731,600	—	11,731,600
France	—	21,906,546	—	21,906,546
Germany	—	5,898,212	—	5,898,212
Italy	—	8,773,476	—	8,773,476
Japan	—	43,021,510	—	43,021,510
Mexico	4,870,043	—	—	4,870,043
Netherlands	—	7,855,368	—	7,855,368
Singapore	—	5,378,572	0	5,378,572
South Korea	—	5,799,270	—	5,799,270
Spain	—	6,008,386	—	6,008,386
Sweden	—	2,546,412	—	2,546,412
Switzerland	—	27,167,363	—	27,167,363
Taiwan	—	2,931,761	—	2,931,761
United Kingdom	8,555,745	40,014,465	—	48,570,210
United States	271,157,684	—	—	271,157,684
Total Common Stocks	$305,638,694	$240,744,065 (2)	$ 0	$546,382,759
High Social Impact Investments	$ —	$ 603,887	$ —	$ 603,887
Short-Term Investments:
Affiliated Fund	715,221	—	—	715,221
Securities Lending Collateral	9,227,914	—	—	9,227,914
Total Investments	$315,581,829	$241,347,952	$ 0	$556,929,781

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2023 is not presented.
28

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, Global Water has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, each Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, each Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the respective Fund's change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the respective Fund's net realized gain (loss) on investments.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
29

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the following annual rates of each respective Fund's average daily net assets and is payable monthly:
Global Energy Solutions0.75%
Global Water
Up to and including $250 Million0.75%
Over $250 Million0.70%
For the six months ended March 31, 2023, the investment advisory fee for Global Energy Solutions and Global Water amounted to $665,835 and $1,896,439, respectively, or 0.75% (annualized) and 0.72% (annualized), respectively, of each Fund’s average daily net assets.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by each Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $193 and $327 for Global Energy Solutions and Global Water, respectively, relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99% and 0.99% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $189,630 and $184,971 for Global Energy Solutions and Global Water, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $106,534 and $314,419 for Global Energy Solutions and Global Water, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2023 amounted to $116,547 and $276,323, respectively, for Class A shares and $46,962 and $121,772, respectively, for Class C shares.
The Funds were informed that EVD received $8,771 and $13,169 for Global Energy Solutions and Global Water, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2023 in the amount of $2,619 for Global Water and none for Global Energy Solutions.
For the six months ended March 31, 2023, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Global Energy Solutions	Global Water
Class A	$ -	$7,765
Class C	271	408
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses for Global Energy Solutions and Global Water incurred to EVM amounted to $36,974 and $49,790, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
30

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Each Director of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds  purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Global Energy Solutions	Global Water
Purchases	$29,871,375	$102,764,111
Sales	33,852,501	115,188,498
4  Distributions to Shareholders and Income Tax Information
At September 30, 2022, Global Energy Solutions, for federal income tax purposes, had deferred capital losses of $20,856,419 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2022, $20,856,419 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2023, as determined on a federal income tax basis, were as follows:
	Global Energy Solutions	Global Water
Aggregate cost	$195,981,336	$450,721,414
Gross unrealized appreciation	$ 20,707,182	$ 133,880,151
Gross unrealized depreciation	(27,372,123)	(27,671,784)
Net unrealized appreciation (depreciation)	$ (6,664,941)	$106,208,367
5  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
31

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

At March 31, 2023, the total value of securities on loan and the total value of collateral received were as follows:
	Global Energy Solutions	Global Water
Securities on Loan	$ 7,645,227	$ 13,789,847
Collateral Received:
Cash	5,563,893	9,227,914
U.S. government and/or agencies securities	2,491,048	5,194,703
Total Collateral Received	$8,054,941	$14,422,617
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
Global Energy Solutions	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$5,563,893	$ —	$ —	$ —	$5,563,893

Global Water	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$9,227,914	$ —	$ —	$ —	$9,227,914
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2023 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
The Funds had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
7  Affiliated Investments
Each Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Funds Board serves as a director emeritus on the CIC Board.
At March 31, 2023, the value of each Fund's investment in the Notes and in funds that may be deemed to be affiliated was $555,277 for Global Energy Solutions, which represents 0.3% of its net assets and $1,319,108 for Global Water, which represents 0.2% of its net assets. Transactions in such investments by the Funds for the six months ended March 31, 2023 were as follows:
32

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Global Energy Solutions
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$185,752	$ —	$ —	$ —	$ 5,958	$ 191,710	$ 1,500	$200,000
Short-Term Investments
Liquidity Fund	465,140	12,130,060	(12,231,633)	—	—	363,567	4,722	363,567
Total				$ —	$ 5,958	$ 555,277	$ 6,222

(1)	Restricted security.
Global Water
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$585,119	$ —	$ —	$ —	$ 18,768	$ 603,887	$ 4,725	$630,000
Short-Term Investments
Liquidity Fund	7,628	13,617,140	(12,909,547)	—	—	715,221	8,495	715,221
Total				$ —	$18,768	$1,319,108	$13,220

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Funds). The authorized shares of each Fund consists of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
Global Energy Solutions
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,017,448	$ 11,554,502	1,238,703	$ 15,166,726
Reinvestment of distributions	52,041	567,772	19,659	256,347
Shares redeemed	(838,742)	(9,455,493)	(984,128)	(11,824,796)
Net increase	230,747	$ 2,666,781	274,234	$ 3,598,277
Class C
Shares sold	94,058	$ 970,653	165,232	$ 1,856,279
Shares redeemed	(96,858)	(1,000,930)	(180,854)	(2,030,118)
Net decrease	(2,800)	$ (30,277)	(15,622)	$ (173,839)
33

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Global Energy Solutions — continued
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	850,500	$ 9,713,249	3,052,624	$ 38,468,724
Reinvestment of distributions	58,005	643,274	46,889	621,286
Shares redeemed	(1,414,556)	(16,079,210)	(5,077,253)	(61,376,680)
Net decrease	(506,051)	$ (5,722,687)	(1,977,740)	$(22,286,670)
Global Water
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	385,311	$ 9,682,327	1,223,866	$ 33,483,369
Reinvestment of distributions	115,463	2,804,596	74,620	2,242,343
Shares redeemed	(652,122)	(16,308,838)	(978,609)	(26,463,640)
Net increase (decrease)	(151,348)	$ (3,821,915)	319,877	$ 9,262,072
Class C
Shares sold	32,682	$ 756,396	102,398	$ 2,603,529
Reinvestment of distributions	6,831	152,670	3,634	100,493
Shares redeemed	(205,202)	(4,649,110)	(534,566)	(13,282,912)
Net decrease	(165,689)	$ (3,740,044)	(428,534)	$(10,578,890)
Class I
Shares sold	948,488	$ 23,795,807	3,334,829	$ 89,804,141
Reinvestment of distributions	171,517	4,191,867	105,194	3,180,003
Shares redeemed	(1,076,146)	(27,094,273)	(1,872,370)	(49,991,557)
Net increase	43,859	$ 893,401	1,567,653	$ 42,992,587
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Funds may have difficulties enforcing their legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or
34

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Concentration Risk
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
35

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
36

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

37

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
38

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
39

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24200     3.31.23

Calvert
Green Bond Fund
Semiannual Report
March 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2023
Calvert
Green Bond Fund

Calvert
Green Bond Fund
March 31, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2013	10/31/2013	3.97%	(5.33)%	0.52%	1.24%
Class A with 3.25% Maximum Sales Charge	—	—	0.62	(8.39)	(0.14)	0.89
Class I at NAV	10/31/2013	10/31/2013	4.10	(5.08)	0.79	1.56
Class R6 at NAV	02/01/2019	10/31/2013	4.12	(4.96)	0.84	1.59

ICE BofA Green Bond Index - Hedged USD	—	—	3.66%	(8.52)%	0.06%	1.50%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.77%	0.52%	0.47%
Net	0.73	0.48	0.43
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Green Bond Fund
March 31, 2023
Fund Profile

Asset Allocation (% of total investments)
Country Allocation (% of total investments)
United States	71.8%
Netherlands	4.0
France	3.9
Luxembourg	3.6
Canada	3.1
Italy	3.1
Germany	2.2
Israel	1.1
Other (less than 1.0% each)	7.2
Total	100.0%
Credit Quality (% of bond holdings)[1]

Footnotes:
[1]	For purposes of the Fund's rating restrictions, ratings are based on Moody's Investors Service, Inc. (“Moody's”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer's creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P's measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody's) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency's analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition and does not necessarily reflect its assessment of the volatility of a security's market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Calvert
Green Bond Fund
March 31, 2023
Endnotes and Additional Disclosures

[1]	ICE BofA Green Bond Index - Hedged USD tracks the performance of securities issued for qualified “green” purposes. Qualifying bonds must have a clearly designated use of proceeds that is solely applied toward projects or activities that promote climate change mitigation or adaptation or other environmental sustainability purposes. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’s inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
Green Bond Fund
March 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/22)	Ending Account Value (3/31/23)	Expenses Paid During Period* (10/1/22 – 3/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,039.70	$3.71 **	0.73%
Class I	$1,000.00	$1,041.00	$2.44 **	0.48%
Class R6	$1,000.00	$1,041.20	$2.19 **	0.43%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.29	$3.68 **	0.73%
Class I	$1,000.00	$1,022.54	$2.42 **	0.48%
Class R6	$1,000.00	$1,022.79	$2.17 **	0.43%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2022.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Green Bond Fund
March 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.5%

Security	Principal Amount (000's omitted)	Value
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	$1,622	$ 1,255,962
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,418	1,126,387
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	3,289	2,957,760
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	4,248	2,682,390
Luminace Issuer, LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)	2,846	2,744,353
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	500	412,996
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	518	485,827
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	1,647	1,443,790
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	755	711,580
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	2,614	2,329,640
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,463	2,187,002
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	3	3,158
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	1,124	980,829
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,291	1,115,929
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,591	1,364,908
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	909	737,063
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	749	670,063
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	2,065	1,736,178
Series 2022-2A, Class B, 5.13%, 1/21/53(1)	2,010	1,924,577
Mosaic Solar Loans, LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	365	351,301
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	43	39,342
Series 2017-2A, Class C, 2.00%, 6/22/43(1)	291	280,142
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	101	98,847
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	1,114	793,677
Series 2021-B, Class B, 2.01%, 7/20/48(1)	3,299	2,642,009
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	6,225	5,529,603
Sunnova Helios V Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,551	2,127,886
Series 2021-A, Class B, 3.15%, 2/20/48(1)	4,595	3,646,279
Sunnova Sol II Issuer, LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,880	1,477,128
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	6,875	5,613,475
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,728	2,341,855
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,622	1,416,759
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,296	2,050,324
Security	Principal Amount (000's omitted)	Value
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	$683	$ 644,071
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	7,793	6,255,293
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	4,112	3,851,372
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	5,014	4,239,326
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,966	1,774,767
Tesla Auto Lease Trust:
Series 2020-A, Class C, 1.68%, 2/20/24(1)	588	587,032
Series 2020-A, Class D, 2.33%, 2/20/24(1)	2,295	2,290,304
Series 2020-A, Class E, 4.64%, 8/20/24(1)	3,123	3,119,304
Series 2021-A, Class B, 1.02%, 3/20/25(1)	1,700	1,648,276
Series 2021-A, Class D, 1.34%, 3/20/25(1)	3,500	3,357,837
Vivint Solar Financing V, LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,373	1,245,716
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	4,803	3,780,551
Total Asset-Backed Securities (identified cost $102,247,955)		$ 88,072,868

Commercial Mortgage-Backed Securities — 6.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 3,655,117
Series KG03, Class A2, 1.297%, 6/25/30(2)	1,360	1,119,795
Series KG04, Class A1, 0.845%, 6/25/30	3,724	3,219,072
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.932%, 9/25/27(2)	5,306	5,027,716
Series 2018-M4, Class A2, 3.086%, 3/25/28(2)	4,990	4,745,176
Series 2018-M13, Class A2, 3.744%, 9/25/30(2)	2,992	2,910,991
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	3,566	3,452,986
Series 2019-M22, Class A2, 2.522%, 8/25/29	6,424	5,798,371
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,069,843
Series 2020-M20, Class A2, 1.435%, 10/25/29	4,250	3,549,671
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	12,179	9,735,809
Total Commercial Mortgage-Backed Securities (identified cost $56,870,095)		$ 50,284,547

6
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 61.8%

Security	Principal Amount* (000’s omitted)		Value
Communications — 2.5%
Comcast Corp., 4.65%, 2/15/33(3)		6,000	$ 6,034,015
Verizon Communications, Inc.:
1.50%, 9/18/30		11,734	9,506,433
2.85%, 9/3/41		2,600	1,906,488
3.875%, 3/1/52		2,300	1,863,556
			$ 19,310,492
Consumer, Cyclical — 3.2%
Aptiv PLC, 3.10%, 12/1/51		3,255	$ 2,067,211
Ford Motor Co., 3.25%, 2/12/32		7,121	5,606,838
General Motors Co.:
5.40%, 10/15/29		2,300	2,281,507
5.60%, 10/15/32		13,327	13,061,921
Walmart, Inc., 1.80%, 9/22/31		2,232	1,889,149
			$ 24,906,626
Consumer, Non-cyclical — 1.4%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$ 2,705,050
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29		2,345	2,021,348
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,138,492
PepsiCo, Inc.:
2.875%, 10/15/49		3,415	2,601,603
3.90%, 7/18/32		2,675	2,616,034
			$ 11,082,527
Energy — 1.8%
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		14,706	$ 13,209,892
5.00%, 1/31/28(1)		581	552,678
			$ 13,762,570
Financial — 24.2%
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/32		6,900	$ 5,317,694
4.75%, 4/15/35		3,332	3,126,013
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(4)(5)		7,600	6,349,800
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(4)(5)		2,361	2,297,253
Bank of America Corp., 2.456% to 10/22/24, 10/22/25(3)(4)		27,325	26,030,638
BNP Paribas S.A.:
0.375% to 10/14/26, 10/14/27(4)(5)	EUR	7,500	7,125,193
1.675% to 6/30/26, 6/30/27(1)(4)		1,155	1,017,430
Boston Properties, L.P., 2.45%, 10/1/33(3)		11,083	7,469,212
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		1,970	1,784,387
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Citigroup, Inc., 1.678% to 5/15/23, 5/15/24(4)		9,575	$ 9,536,192
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(4)		7,021	6,216,519
Digital Dutch Finco BV, 1.50%, 3/15/30(5)	EUR	6,300	5,332,539
Digital Euro Finco, LLC, 2.50%, 1/16/26(5)	EUR	8,700	8,824,704
Equinix, Inc.:
1.00%, 9/15/25		3,000	2,718,348
2.50%, 5/15/31		8,700	7,169,429
3.90%, 4/15/32		3,700	3,367,401
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		12,396	10,768,157
3.75%, 9/15/30(1)		6,592	4,986,387
6.00%, 4/15/25(1)		76	73,093
ING Groep NV:
1.40% to 7/1/25, 7/1/26(1)(4)		6,632	6,052,410
4.625%, 1/6/26(1)		3,025	2,972,730
JPMorgan Chase & Co., 0.653% to 9/16/23, 9/16/24(4)		6,862	6,709,667
Kimco Realty OP, LLC, 2.70%, 10/1/30		3,000	2,502,674
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)		5,720	5,270,406
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(6)		1,100	1,085,399
PNC Financial Services Group, Inc. (The):
2.20%, 11/1/24		7,377	7,018,991
4.758% to 1/26/26, 1/26/27(4)		920	909,303
Prologis Euro Finance, LLC, 0.375%, 2/6/28	EUR	6,700	6,087,122
Prologis, L.P., 1.25%, 10/15/30		3,727	2,933,809
Prudential Financial, Inc., 1.50%, 3/10/26		3,431	3,132,029
Regency Centers, L.P., 3.75%, 6/15/24		2,500	2,443,848
Royal Bank of Canada, 0.25%, 5/2/24(5)	EUR	8,600	8,985,762
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/24		3,000	2,886,271
Vornado Realty L.P., 2.15%, 6/1/26		4,900	3,931,044
Welltower OP, LLC, 2.70%, 2/15/27		3,980	3,613,887
			$186,045,741
Government - Multinational — 6.2%
Asian Development Bank:
2.125%, 3/19/25		750	$ 721,266
2.375%, 8/10/27		750	709,160
3.125%, 9/26/28(3)		800	775,358
European Bank for Reconstruction & Development:
1.50%, 2/13/25		3,045	2,901,052
1.625%, 9/27/24		2,635	2,532,966
European Investment Bank:
1.00%, 11/14/42(5)	EUR	3,250	2,385,128
1.625%, 5/13/31		3,960	3,431,034
2.375%, 5/24/27		8,671	8,235,137
2.50%, 10/15/24(3)		6,200	6,043,897

7
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Government - Multinational (continued)
European Investment Bank: (continued)
2.875%, 6/13/25(1)		8,202	$ 8,011,996
3.30%, 2/3/28	AUD	1,300	848,524
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR	3,550	3,464,065
2.125%, 3/3/25(3)		2,000	1,924,340
3.125%, 11/20/25		4,150	4,065,823
International Finance Corp., 2.125%, 4/7/26		1,547	1,470,470
			$ 47,520,216
Government - Regional — 0.6%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)		4,785	$ 4,550,462
			$ 4,550,462
Industrial — 3.4%
Cemex SAB de CV, 9.125% to 3/14/28(1)(4)(7)		3,261	$ 3,269,815
Jabil, Inc., 4.25%, 5/15/27		5,000	4,826,732
Johnson Controls International plc/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		6,950	5,729,021
Owens Corning, 3.95%, 8/15/29		7,882	7,435,378
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,011,341
2.25%, 1/30/31		1,821	1,521,189
			$ 25,793,476
Technology — 4.8%
Apple, Inc., 0.50%, 11/15/31	EUR	22,438	$ 19,538,116
Micron Technology, Inc., 2.703%, 4/15/32		5,820	4,663,661
NXP BV/NXP Funding, LLC/NXP USA, Inc.:
2.50%, 5/11/31		5,000	4,136,582
3.40%, 5/1/30		2,861	2,574,470
SK Hynix, Inc., 2.375%, 1/19/31(1)		8,000	5,994,524
			$ 36,907,353
Utilities — 13.7%
AES Corp. (The), 2.45%, 1/15/31		16,002	$ 13,042,961
Avangrid, Inc.:
3.15%, 12/1/24		3,029	2,937,704
3.80%, 6/1/29		7,100	6,673,239
Brookfield Renewable Partners ULC, 3.33%, 8/13/50	CAD	4,000	2,083,611
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)		5,463	4,550,412
4.75%, 3/15/28(1)		1,227	1,173,147
Consolidated Edison Co. of New York, Inc., 3.60%, 6/15/61		3,000	2,263,212
Security	Principal Amount* (000’s omitted)		Value
Utilities (continued)
Enel Finance International N.V.:
1.125%, 9/16/26(5)	EUR	6,100	$ 6,184,430
1.375%, 7/12/26(1)		3,197	2,849,267
4.625%, 6/15/27(1)		6,500	6,369,405
5.00%, 6/15/32(1)		2,692	2,534,436
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		11,594	9,121,935
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,175,996
3.65%, 8/1/48		4,490	3,643,975
4.25%, 7/15/49		3,190	2,857,568
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28		8,515	7,482,303
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		257	247,488
4.50%, 9/15/27(1)		5,904	5,643,811
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		4,182	3,396,940
Northern States Power Co., 2.60%, 6/1/51		6,100	4,061,494
NSTAR Electric Co., 3.25%, 5/15/29		4,000	3,720,819
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		5,125	4,696,646
Public Service Co. of Colorado:
3.20%, 3/1/50		5,000	3,709,662
4.10%, 6/15/48		1,000	853,125
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)		1,595	1,521,534
Tucson Electric Power Co., 1.50%, 8/1/30		3,300	2,638,519
			$105,433,639
Total Corporate Bonds (identified cost $549,596,645)			$475,313,102

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(9)	$1,700	$ 1,629,535
Total High Social Impact Investments (identified cost $1,700,000)		$ 1,629,535

Preferred Stocks — 1.2%

Security	Shares	Value
Electric Utilities — 0.7%
Brookfield BRP Holdings Canada, Inc., 4.625%	353,000	$ 5,418,550
		$ 5,418,550

8
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 1,145,400
Series A2, 6.375%	169,100	2,550,028
		$ 3,695,428
Total Preferred Stocks (identified cost $15,400,394)		$ 9,113,978

Senior Floating-Rate Loans — 0.8%(10)

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery — 0.8%
EWT Holdings III Corp., Term Loan, 7.125%, (1 mo. USD LIBOR + 2.25%), 4/1/28	$5,718	$ 5,711,275
Total Senior Floating-Rate Loans (identified cost $5,708,462)		$ 5,711,275

Sovereign Government Bonds — 9.8%

Security	Principal Amount* (000’s omitted)		Value
Buoni del Tesoro Poliennali, 1.50%, 4/30/45(1)(5)	EUR	9,600	$ 6,301,420
Chile Government International Bond, 2.55%, 1/27/32(3)		1,500	1,284,214
Export-Import Bank of Korea, 5.125%, 1/11/33		1,429	1,488,056
French Republic Government Bond OAT, 0.50%, 6/25/44(1)(5)	EUR	34,790	22,481,008
Kommunalbanken AS, 2.125%, 2/11/25(1)		3,000	2,881,692
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30		3,034	2,472,238
1.00%, 10/1/26		5,023	4,566,812
1.375%, 6/7/32(5)	EUR	8,700	8,315,423
1.75%, 9/14/29		2,200	1,958,680
Kuntarahoitus Oyj, 0.05%, 9/6/29(5)	EUR	3,750	3,379,292
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)		2,400	1,969,607
2.375%, 3/24/26(1)		4,866	4,632,514
Netherlands Government Bond, 0.50%, 1/15/40(1)(5)	EUR	6,000	4,568,083
Province of Ontario Canada, 2.65%, 2/5/25	CAD	5,000	3,615,538
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD	5,490	2,971,465
Sweden Government International Bond, 0.125%, 9/9/30(1)	SEK	31,500	2,597,529
Total Sovereign Government Bonds (identified cost $94,773,267)			$ 75,483,571

Taxable Municipal Obligations — 2.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,769,654
		$ 6,769,654
Water and Sewer — 1.8%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,587,761
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(11)	135	136,952
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	526,665
Green Bonds, 2.184%, 9/1/31	500	418,205
Green Bonds, 2.264%, 9/1/32	445	366,667
Green Bonds, 2.344%, 9/1/33	1,445	1,174,308
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(11)	605	690,529
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	10,705	9,026,456
		$ 13,927,543
Total Taxable Municipal Obligations (identified cost $24,879,372)		$ 20,697,197

U.S. Government Agencies and Instrumentalities — 1.1%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$3,563	$ 3,277,851
2.36%, 10/15/29	2,308	2,164,491
3.16%, 6/1/33	156	146,683
3.52%, 9/20/32	2,578	2,485,186
Total U.S. Government Agencies and Instrumentalities (identified cost $8,604,645)		$ 8,074,211

U.S. Government Agency Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, Pool #AN1909, 2.68%, 7/1/26	$1,939	$ 1,844,453
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,958,902)		$ 1,844,453

9
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 7.4%
Affiliated Fund — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(12)	26,235,691	$ 26,235,691
Total Affiliated Fund (identified cost $26,235,691)		$ 26,235,691
Securities Lending Collateral — 4.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(13)	30,530,403	$ 30,530,403
Total Securities Lending Collateral (identified cost $30,530,403)		$ 30,530,403
Total Short-Term Investments (identified cost $56,766,094)		$ 56,766,094
Total Investments — 103.2% (identified cost $918,505,831)		$792,990,831
Other Assets, Less Liabilities — (3.2)%		$ (24,304,249)
Net Assets — 100.0%		$ 768,686,582

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $266,939,103 or 34.7% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2023.
(3)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $36,228,515.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of these securities is $92,530,035 or 12.0% of the Fund's net assets.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	May be deemed to be an affiliated company (see Note 8).
(9)	Restricted security. Total market value of restricted securities amounts to $1,629,535, which represents 0.2% of the net assets of the Fund as of March 31, 2023.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(13)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	71.8%
Netherlands	4.0
France	3.9
Luxembourg	3.6
Canada	3.1
Italy	3.1
Other (less than 3.0% each)	10.5
Total	100.0%

10
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	843,198	AUD	1,247,865	State Street Bank and Trust Company	5/31/23	$ 7,349	$ —
USD	8,520,382	CAD	11,557,224	State Street Bank and Trust Company	5/31/23	—	(38,819)
USD	110,386,478	EUR	103,526,501	State Street Bank and Trust Company	5/31/23	—	(2,249,390)
USD	2,760,337	SEK	28,575,514	State Street Bank and Trust Company	5/31/23	—	(1,189)
						$7,349	$(2,289,398)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	393	Long	6/30/23	$ 81,136,079	$ 663,897
U.S. 5-Year Treasury Note	500	Long	6/30/23	54,753,906	606,093
U.S. 10-Year Treasury Note	211	Long	6/21/23	24,248,516	512,280
U.S. Long Treasury Bond	30	Long	6/21/23	3,934,687	34,640
U.S. Ultra 10-Year Treasury Note	(344)	Short	6/21/23	(41,672,375)	(1,475,396)
U.S. Ultra-Long Treasury Bond	(17)	Short	6/21/23	(2,399,125)	(116,244)
					$ 225,270
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,700,000

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
SEK	– Swedish Krona
USD	– United States Dollar
11
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited)

March 31, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $889,472,201) - including $36,228,515 of securities on loan	$ 764,040,206
Investments in securities of affiliated issuers, at value (identified cost $29,033,630)	28,950,625
Receivable for variation margin on open futures contracts	60,117
Receivable for open forward foreign currency exchange contracts	7,349
Cash	36,151
Deposits at broker for futures contracts	1,315,313
Deposits for derivatives collateral - forward foreign currency exchange contracts	2,900,000
Receivable for capital shares sold	1,029,989
Dividends and interest receivable	4,982,646
Dividends and interest receivable - affiliated	112,921
Securities lending income receivable	5,327
Receivable from affiliate	38,408
Directors' deferred compensation plan	78,732
Other assets	570
Total assets	$ 803,558,354
Liabilities
Payable for open forward foreign currency exchange contracts	$ 2,289,398
Due to custodian - foreign currency, at value (cost $8,062)	8,306
Payable for capital shares redeemed	1,454,862
Distributions payable	22,621
Deposits for securities loaned	30,530,403
Payable to affiliates:
Investment advisory fee	157,824
Administrative fee	77,600
Distribution and service fees	15,643
Sub-transfer agency fee	2,797
Directors' deferred compensation plan	78,732
Accrued expenses	233,586
Total liabilities	$ 34,871,772
Net Assets	$ 768,686,582
Sources of Net Assets
Paid-in capital	$ 892,147,246
Accumulated loss	(123,460,664)
Net Assets	$ 768,686,582
Class A Shares
Net Assets	$ 74,228,749
Shares Outstanding	5,347,526
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.88
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 14.35
Class I Shares
Net Assets	$ 653,861,815
Shares Outstanding	47,044,378
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.90
12
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2023
Class R6 Shares
Net Assets	$ 40,596,018
Shares Outstanding	2,918,828
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.91
On sales of $50,000 or more, the offering price of Class A shares is reduced.
13
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $27,359)	$ 377,596
Dividend income - affiliated issuers	308,443
Interest and other income	10,147,743
Interest income - affiliated issuers	28,917
Securities lending income, net	30,830
Total investment income	$ 10,893,529
Expenses
Investment advisory fee	$ 935,865
Administrative fee	449,215
Distribution and service fees:
Class A	89,268
Directors' fees and expenses	25,787
Custodian fees	11,598
Transfer agency fees and expenses	353,921
Accounting fees	85,513
Professional fees	33,344
Registration fees	41,194
Reports to shareholders	32,564
Miscellaneous	44,741
Total expenses	$ 2,103,010
Waiver and/or reimbursement of expenses by affiliate	$ (214,964)
Net expenses	$ 1,888,046
Net investment income	$ 9,005,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (10,728,572)
Futures contracts	3,647,815
Foreign currency transactions	(25,705)
Forward foreign currency exchange contracts	(4,715,632)
Net realized loss	$(11,822,094)
Change in unrealized appreciation (depreciation):
Investment securities	$ 41,292,155
Investment securities - affiliated issuers	60,454
Futures contracts	(3,459,390)
Foreign currency	67,375
Forward foreign currency exchange contracts	(5,434,742)
Net change in unrealized appreciation (depreciation)	$ 32,525,852
Net realized and unrealized gain	$ 20,703,758
Net increase in net assets from operations	$ 29,709,241
14
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Statements of Changes in Net Assets

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,005,483	$ 15,456,702
Net realized gain (loss)	(11,822,094)	23,438,286
Net change in unrealized appreciation (depreciation)	32,525,852	(177,706,391)
Net increase (decrease) in net assets from operations	$ 29,709,241	$(138,811,403)
Distributions to shareholders:
Class A	$ (852,563)	$ (1,625,234)
Class I	(8,422,645)	(17,878,597)
Class R6	(520,762)	(513,870)
Total distributions to shareholders	$ (9,795,970)	$ (20,017,701)
Capital share transactions:
Class A	$ 1,263,437	$ (3,742,766)
Class I	(24,712,627)	(61,687,103)
Class R6	1,398,063	32,972,662
Net decrease in net assets from capital share transactions	$ (22,051,127)	$ (32,457,207)
Net decrease in net assets	$ (2,137,856)	$(191,286,311)
Net Assets
At beginning of period	$ 770,824,438	$ 962,110,749
At end of period	$768,686,582	$ 770,824,438
15
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Financial Highlights

	Class A
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.51	$ 16.15	$ 16.36	$ 15.87	$ 14.82	$ 15.32
Income (Loss) From Operations
Net investment income(1)	$ 0.15	$ 0.22	$ 0.21	$ 0.28	$ 0.34	$ 0.27
Net realized and unrealized gain (loss)	0.39	(2.57)	(0.18)	0.55	1.05	(0.39)
Total income (loss) from operations	$ 0.54	$ (2.35)	$ 0.03	$ 0.83	$ 1.39	$ (0.12)
Less Distributions
From net investment income	$ (0.16)	$ (0.24)	$ (0.24)	$ (0.32)	$ (0.34)	$ (0.27)
From net realized gain	(0.01)	(0.05)	—	(0.02)	—	(0.11)
Total distributions	$ (0.17)	$ (0.29)	$ (0.24)	$ (0.34)	$ (0.34)	$ (0.38)
Net asset value — End of period	$ 13.88	$ 13.51	$ 16.15	$ 16.36	$ 15.87	$ 14.82
Total Return(2)	3.97% (3)	(14.67)%	0.17%	5.27%	9.53%	(0.80)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,229	$71,019	$89,164	$77,991	$58,422	$42,611
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.79% (5)	0.77%	0.76%	0.79%	0.86%	0.99%
Net expenses	0.73% (5)(6)	0.73% (6)	0.73%	0.73%	0.77%	0.85%
Net investment income	2.18% (5)	1.49%	1.28%	1.77%	2.21%	1.83%
Portfolio Turnover	4% (3)	19%	23%	26%	21%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
16
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 13.53	$ 16.17	$ 16.38	$ 15.89	$ 14.83	$ 15.32
Income (Loss) From Operations
Net investment income(1)	$ 0.17	$ 0.26	$ 0.25	$ 0.32	$ 0.38	$ 0.33
Net realized and unrealized gain (loss)	0.39	(2.57)	(0.18)	0.55	1.06	(0.40)
Total income (loss) from operations	$ 0.56	$ (2.31)	$ 0.07	$ 0.87	$ 1.44	$ (0.07)
Less Distributions
From net investment income	$ (0.18)	$ (0.28)	$ (0.28)	$ (0.36)	$ (0.38)	$ (0.31)
From net realized gain	(0.01)	(0.05)	—	(0.02)	—	(0.11)
Total distributions	$ (0.19)	$ (0.33)	$ (0.28)	$ (0.38)	$ (0.38)	$ (0.42)
Net asset value — End of period	$ 13.90	$ 13.53	$ 16.17	$ 16.38	$ 15.89	$ 14.83
Total Return(2)	4.10% (3)	(14.44)%	0.42%	5.53%	9.84%	(0.48)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$653,862	$661,646	$863,670	$532,149	$285,796	$113,097
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.54% (5)	0.52%	0.51%	0.54%	0.61%	0.74%
Net expenses	0.48% (5)(6)	0.48% (6)	0.48%	0.48%	0.48%	0.50%
Net investment income	2.43% (5)	1.73%	1.52%	2.00%	2.47%	2.24%
Portfolio Turnover	4% (3)	19%	23%	26%	21%	16%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
17
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2019(1)
		2022	2021	2020
Net asset value — Beginning of period	$ 13.54	$ 16.18	$ 16.39	$ 15.90	$ 15.01
Income (Loss) From Operations
Net investment income(2)	$ 0.17	$ 0.29	$ 0.26	$ 0.32	$ 0.26
Net realized and unrealized gain (loss)	0.39	(2.59)	(0.18)	0.55	0.89
Total income (loss) from operations	$ 0.56	$ (2.30)	$ 0.08	$ 0.87	$ 1.15
Less Distributions
From net investment income	$ (0.18)	$ (0.29)	$ (0.29)	$ (0.36)	$ (0.26)
From net realized gain	(0.01)	(0.05)	—	(0.02)	—
Total distributions	$ (0.19)	$ (0.34)	$ (0.29)	$ (0.38)	$ (0.26)
Net asset value — End of period	$ 13.91	$ 13.54	$16.18	$16.39	$15.90
Total Return(3)	4.12% (4)	(14.39)%	0.47%	5.58%	7.68% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,596	$38,160	$ 9,277	$ 3,208	$ 581
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.49% (6)	0.47%	0.46%	0.49%	0.54% (6)
Net expenses	0.43% (6)(7)	0.43% (7)	0.43%	0.43%	0.43% (6)
Net investment income	2.48% (6)	1.96%	1.56%	1.99%	2.49% (6)
Portfolio Turnover	4% (4)	19%	23%	26%	21% (8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2023 and the year ended September 30, 2022).
(8)	For the year ended September 30, 2019.
18
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Green Bond Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds. The Fund invests primarily in “green” investments which include those issued by companies that develop or provide products or services that seek to provide environmental solutions and/or that support environmental projects, among others.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior-floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
19

Calvert
Green Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 88,072,868	$ —	$ 88,072,868
Commercial Mortgage-Backed Securities	—	50,284,547	—	50,284,547
Corporate Bonds	—	475,313,102	—	475,313,102
High Social Impact Investments	—	1,629,535	—	1,629,535
Preferred Stocks	9,113,978	—	—	9,113,978
Senior Floating-Rate Loans	—	5,711,275	—	5,711,275
Sovereign Government Bonds	—	75,483,571	—	75,483,571
Taxable Municipal Obligations	—	20,697,197	—	20,697,197
U.S. Government Agencies and Instrumentalities	—	8,074,211	—	8,074,211
U.S. Government Agency Mortgage-Backed Securities	—	1,844,453	—	1,844,453
Short-Term Investments:
Affiliated Fund	26,235,691	—	—	26,235,691
Securities Lending Collateral	30,530,403	—	—	30,530,403
Total Investments	$65,880,072	$727,110,759	$ —	$792,990,831
Forward Foreign Currency Exchange Contracts	$ —	$ 7,349	$ —	$ 7,349
Futures Contracts	1,816,910	—	—	1,816,910
Total	$67,696,982	$727,118,108	$ —	$794,815,090
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (2,289,398)	$ —	$ (2,289,398)
Futures Contracts	(1,591,640)	—	—	(1,591,640)
Total	$ (1,591,640)	$ (2,289,398)	$ —	$ (3,881,038)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged
20

Calvert
Green Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
21

Calvert
Green Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  Interim Financial Statements— The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2023, the investment advisory fee amounted to $935,865.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2023, the investment advisory fee paid was reduced by $12,948 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.73%, 0.48% and 0.43% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2024. For the six months ended March 31, 2023, CRM waived or reimbursed expenses of $202,016.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2023, CRM was paid administrative fees of $449,215.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2023 amounted to $89,268 for Class A shares.
The Fund was informed that EVD received $3,503 as its portion of the sales charge on sales of Class A shares and $289 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2023.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $9,624 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 ($30,000 prior to January 1, 2023) annual fee, Committee chairs receive an additional $15,000 ($6,000 prior to January 1, 2023) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2023, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $29,548,918 and $63,140,115, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $582,473 and $2,684,346, respectively.
22

Calvert
Green Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 918,451,250
Gross unrealized appreciation	$ 189,525
Gross unrealized depreciation	(127,706,723)
Net unrealized depreciation	$(127,517,198)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2023 is included in the Schedule of Investments. At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended March 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $2,289,398. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $2,900,000 at March 31, 2023.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
23

Calvert
Green Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

At March 31, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 7,349	$ (2,289,398)
Interest rate	Futures contracts	Accumulated loss	1,816,910 (1)	(1,591,640) (1)
Total			$1,824,259	$(3,881,038)
Derivatives not subject to master netting agreement			$1,816,910	$(1,591,640)
Total Derivatives subject to master netting agreement			$ 7,349	$(2,289,398)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$7,349	$(7,349)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(2,289,398)	$7,349	$ —	$2,282,049	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2023 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ (4,715,632)	$ —	$ (4,715,632)
Futures contracts	—	3,647,815	3,647,815
Total	$(4,715,632)	$ 3,647,815	$(1,067,817)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (5,434,742)	$ —	$ (5,434,742)
Futures contracts	—	(3,459,390)	(3,459,390)
Total	$(5,434,742)	$(3,459,390)	$(8,894,132)
24

Calvert
Green Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$111,112,000	$71,009,000	$136,270,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2023, the total value of securities on loan, including accrued interest, was $36,521,095 and the total value of collateral received was $37,300,324, comprised cash of $30,530,403 and U.S. government and/or agencies securities of $6,769,921.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 30,137,163	$ —	$ —	$ —	$ 30,137,163
Sovereign Government Bonds	393,240	—	—	—	393,240
Total	$30,530,403	$ —	$ —	$ —	$30,530,403
The carrying amount of the liability for deposits for securities loaned at March 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2023.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2023.
25

Calvert
Green Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM serves on the CIC Board. In addition, a director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
At March 31, 2023, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $28,950,625, which represents 3.8% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Corporate Bonds
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	$ 1,073,319	$ —	$ —	$ —	$ 9,811	$ 1,085,399	$ 16,167	$ 1,100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	1,578,892	—	—	—	50,643	1,629,535	12,750	1,700,000
Short-Term Investments
Liquidity Fund	15,154,018	107,868,123	(96,786,450)	—	—	26,235,691	308,443	26,235,691
Total				$ —	$60,454	$28,950,625	$337,360

(1)	Restricted security.
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	776,402	$ 10,629,860	986,103	$ 15,026,712
Reinvestment of distributions	60,339	828,691	104,014	1,565,708
Shares redeemed	(744,657)	(10,195,114)	(1,354,956)	(20,335,186)
Net increase (decrease)	92,084	$ 1,263,437	(264,839)	$ (3,742,766)
Class I
Shares sold	8,710,984	$ 119,762,721	23,980,270	$ 360,371,565
Reinvestment of distributions	610,689	8,396,512	1,178,084	17,756,011
Shares redeemed	(11,175,822)	(152,871,860)	(29,658,865)	(439,814,679)
Net decrease	(1,854,149)	$ (24,712,627)	(4,500,511)	$ (61,687,103)
Class R6
Shares sold	399,856	$ 5,498,787	2,818,485	$ 41,476,746
Reinvestment of distributions	30,734	422,886	25,377	363,498
Shares redeemed	(329,969)	(4,523,610)	(598,929)	(8,867,582)
Net increase	100,621	$ 1,398,063	2,244,933	$ 32,972,662
26

Calvert
Green Bond Fund
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
27

Calvert
Green Bond Fund
March 31, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
28

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

29

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
30

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
31

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24202     3.31.23

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: May 22, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 22, 2023